UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2005

1.819942.100

FFH-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.0%
	Principal Amount	Value
Convertible Bonds - 0.1%
Services - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (b)	$ 42,000	$ 43,025
Nonconvertible Bonds - 86.9%
Aerospace - 1.4%
L-3 Communications Corp.:
5.875% 1/15/15	75,000	73,406
6.375% 10/15/15 (b)	140,000	141,575
7.625% 6/15/12	150,000	160,500
Orbital Sciences Corp. 9% 7/15/11	125,000	135,625
		511,106
Air Transportation - 2.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	500,000	478,750
7.324% 4/15/11	25,000	22,750
7.8% 4/1/08	210,000	202,650
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	45,000	41,848
		745,998
Automotive - 1.6%
Ford Motor Credit Co. 6.625% 6/16/08	240,000	240,000
Navistar International Corp.:
6.25% 3/1/12	110,000	108,350
7.5% 6/15/11	210,000	215,250
9.375% 6/1/06	55,000	56,925
		620,525
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	170,000	187,000
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	340,000	331,500
Texas Industries, Inc. 7.25% 7/15/13 (b)	30,000	31,650
		363,150
Cable TV - 5.4%
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	84,000	93,030
EchoStar DBS Corp. 5.75% 10/1/08	1,960,000	1,945,291
		2,038,321
Capital Goods - 1.0%
Case New Holland, Inc.:
6% 6/1/09	90,000	87,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Case New Holland, Inc.: - continued
9.25% 8/1/11	$ 65,000	$ 71,175
Leucadia National Corp. 7% 8/15/13	235,000	237,350
		396,275
Chemicals - 3.3%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	100,000	106,000
10.125% 9/1/08	75,000	81,938
Huntsman LLC 11.625% 10/15/10	10,000	11,700
IMC Global, Inc. 10.875% 6/1/08	170,000	192,100
Methanex Corp. yankee 7.75% 8/15/05	85,000	85,106
Millennium America, Inc.:
7.625% 11/15/26	20,000	18,800
9.25% 6/15/08	105,000	114,713
NOVA Chemicals Corp. 7.4% 4/1/09	605,000	627,688
		1,238,045
Consumer Products - 0.1%
Church & Dwight Co., Inc. 6% 12/15/12	25,000	25,063
Containers - 0.3%
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12	120,000	131,100
Diversified Financial Services - 0.5%
Residential Capital Corp. 6.375% 6/30/10 (b)	175,000	177,762
Diversified Media - 0.6%
Liberty Media Corp.:
8.25% 2/1/30	195,000	196,763
8.5% 7/15/29	40,000	40,807
		237,570
Electric Utilities - 7.0%
AES Gener SA 7.5% 3/25/14	460,000	474,950
Allegheny Energy Supply Co. LLC:
8.25% 4/15/12 (b)	200,000	225,000
10.25% 11/15/07 (b)	300,000	326,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	670,000	696,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	265,000	284,875
Nevada Power Co. 10.875% 10/15/09	19,000	21,185
Sierra Pacific Power Co. 6.25% 4/15/12	180,000	186,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TECO Energy, Inc.:
5.37% 5/1/10 (b)(c)	$ 100,000	$ 102,250
7.2% 5/1/11	305,000	329,019
		2,647,079
Energy - 4.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	200,000	218,000
7.75% 1/15/15	825,000	895,125
Gazstream SA 5.625% 7/22/13 (b)	100,000	100,500
Newfield Exploration Co. 6.625% 9/1/14	120,000	125,700
Pride International, Inc. 7.375% 7/15/14	225,000	246,375
		1,585,700
Environmental - 0.4%
Allied Waste North America, Inc. 5.75% 2/15/11	145,000	137,025
Food and Drug Retail - 0.4%
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (c)	95,000	95,713
8.125% 6/15/12	40,000	40,300
		136,013
Food/Beverage/Tobacco - 1.6%
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (b)	120,000	119,850
7.3% 7/15/15 (b)	50,000	49,500
Smithfield Foods, Inc.:
7% 8/1/11	175,000	184,188
7.75% 5/15/13	45,000	49,500
8% 10/15/09	180,000	194,400
		597,438
Gaming - 7.3%
Mandalay Resort Group:
9.375% 2/15/10	246,000	274,905
10.25% 8/1/07	100,000	109,380
MGM MIRAGE:
6% 10/1/09	1,005,000	1,007,513
6.75% 9/1/12	170,000	175,525
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	65,894
6.375% 7/15/09	850,000	863,855
7.125% 8/15/14	45,000	47,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
8% 4/1/12	$ 35,000	$ 37,363
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (b)	130,000	134,875
7.25% 5/1/12	30,000	31,125
		2,747,685
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	380,000	418,000
HCA, Inc. 5.5% 12/1/09	535,000	531,956
Mylan Laboratories, Inc.:
5.75% 8/15/10 (b)	50,000	50,000
6.375% 8/15/15 (b)	70,000	70,175
Omega Healthcare Investors, Inc. 7% 4/1/14	220,000	223,850
PerkinElmer, Inc. 8.875% 1/15/13	410,000	457,150
Senior Housing Properties Trust 8.625% 1/15/12	400,000	451,000
Service Corp. International (SCI):
7.7% 4/15/09 (Reg. S)	80,000	85,400
7.7% 4/15/09	25,000	26,656
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (b)	20,000	20,850
		2,335,037
Homebuilding/Real Estate - 6.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (b)	650,000	650,000
8.125% 6/1/12	530,000	556,500
K. Hovnanian Enterprises, Inc. 6% 1/15/10	30,000	29,775
KB Home 7.75% 2/1/10	735,000	778,181
Standard Pacific Corp.:
5.125% 4/1/09	35,000	33,950
6.875% 5/15/11	165,000	168,300
WCI Communities, Inc.:
6.625% 3/15/15	200,000	186,000
7.875% 10/1/13	130,000	131,788
		2,534,494
Hotels - 3.6%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	880,000	939,400
Host Marriott LP 7.125% 11/1/13	420,000	439,446
		1,378,846
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 1.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	$ 375,000	$ 408,750
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	40,000	38,600
		447,350
Leisure - 0.4%
Equinox Holdings Ltd. 9% 12/15/09	55,000	57,200
Speedway Motorsports, Inc. 6.75% 6/1/13	105,000	108,806
		166,006
Metals/Mining - 2.3%
Arch Western Finance LLC 6.75% 7/1/13	70,000	72,450
Century Aluminum Co. 7.5% 8/15/14	5,000	5,125
Massey Energy Co. 6.625% 11/15/10	65,000	66,950
Peabody Energy Corp. 6.875% 3/15/13	155,000	163,913
Vedanta Resources PLC 6.625% 2/22/10 (b)	565,000	559,350
		867,788
Paper - 3.2%
Georgia-Pacific Corp.:
8% 1/15/14	25,000	27,500
8.875% 2/1/10	620,000	699,050
9.375% 2/1/13	50,000	56,500
Norske Skog Canada Ltd. 8.625% 6/15/11	408,000	424,320
		1,207,370
Publishing/Printing - 3.4%
Houghton Mifflin Co. 7.2% 3/15/11	270,000	280,800
The Reader's Digest Association, Inc. 6.5% 3/1/11	985,000	1,009,625
		1,290,425
Services - 0.1%
FTI Consulting, Inc. 7.625% 6/15/13 (b)	30,000	30,450
Shipping - 1.8%
Teekay Shipping Corp. 8.875% 7/15/11	600,000	687,000
Steels - 0.7%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	250,000	276,250
Super Retail - 0.4%
JCPenney Co., Inc.:
7.375% 8/15/08	90,000	96,300
7.6% 4/1/07	50,000	52,188
		148,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 7.7%
Freescale Semiconductor, Inc. 6.875% 7/15/11	$ 745,000	$ 785,975
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (b)(c)	285,000	285,000
Sanmina-SCI Corp. 10.375% 1/15/10	165,000	183,975
STATS ChipPAC Ltd. 7.5% 7/19/10 (b)	170,000	171,700
Xerox Capital Trust I 8% 2/1/27	880,000	915,200
Xerox Corp.:
6.875% 8/15/11	280,000	293,300
7.125% 6/15/10	100,000	106,000
7.625% 6/15/13	125,000	133,125
9.75% 1/15/09	20,000	22,600
		2,896,875
Telecommunications - 10.0%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	120,000	123,000
Nextel Communications, Inc.:
5.95% 3/15/14	170,000	175,738
6.875% 10/31/13	895,000	948,700
Qwest Corp.:
6.6706% 6/15/13 (b)(c)	260,000	271,050
7.625% 6/15/15 (b)	120,000	123,450
8.875% 3/15/12	770,000	843,150
Rogers Communications, Inc.:
7.25% 12/15/12	770,000	831,600
9.625% 5/1/11	285,000	335,588
U.S. West Communications 7.5% 6/15/23	115,000	106,088
		3,758,364
Textiles & Apparel - 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	230,000	231,150
TOTAL NONCONVERTIBLE BONDS		32,778,748
TOTAL CORPORATE BONDS (Cost $32,872,135)		32,821,773
Floating Rate Loans - 8.5%

Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B term loan 5.5706% 7/31/08 (c)	20,000	20,225
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 1.9%
Cogentrix Delaware Holdings, Inc. term loan 5.24% 4/14/12 (c)	$ 223,980	$ 226,500
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (c)	454,395	463,483
Credit-Linked Deposit 7.93% 6/24/11 (c)	21,240	21,558
		711,541
Energy - 1.9%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (c)	8,000	8,150
Tranche B1, term loan 6.063% 7/8/12 (c)	12,000	12,225
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (c)	400,000	407,500
Tranche X, term loan 5.71% 5/24/07 (c)	230,000	230,575
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (c)	60,000	60,975
		719,425
Healthcare - 0.5%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (c)	190,000	193,088
Homebuilding/Real Estate - 2.4%
General Growth Properties, Inc.:
Tranche A, term loan 5.59% 11/12/07 (c)	324,358	327,196
Tranche B, term loan 5.49% 11/12/08 (c)	398,105	403,579
LNR Property Corp. Tranche A, term loan 7.71% 2/3/08 (c)	170,000	170,000
		900,775
Technology - 0.9%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.1% 3/9/11 (c)	254,362	254,045
Tranche B, term loan 5.1% 3/9/13 (c)	70,800	70,889
		324,934
Telecommunications - 0.9%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	350,000	349,125
TOTAL FLOATING RATE LOANS (Cost $3,202,800)		3,219,113
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (a) (Cost $861,717)	861,717	$ 861,717
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $36,936,652)		36,902,603
NET OTHER ASSETS - 2.2%		827,492
NET ASSETS - 100%		$ 37,730,095
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,746,662 or 12.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $36,930,923. Net unrealized depreciation aggregated $28,320, of which $277,429 related to appreciated investment securities and $305,749 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2005

1.804875.101

SPH-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,841
Nonconvertible Bonds - 84.9%
Aerospace - 1.0%
BE Aerospace, Inc.:
8% 3/1/08	7,125	7,143
8.875% 5/1/11	6,625	6,890
L-3 Communications Corp.:
6.125% 1/15/14	8,790	8,900
6.375% 10/15/15 (e)	10,680	10,800
		33,733
Air Transportation - 3.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,820
7.377% 5/23/19	13,734	10,301
7.379% 5/23/16	9,634	7,226
7.8% 4/1/08	6,355	6,133
8.608% 10/1/12	9,395	9,137
10.18% 1/2/13	4,239	3,052
10.32% 7/30/14 (e)	3,994	2,796
AMR Corp.:
9.17% 1/30/12	860	520
10.13% 6/15/11	860	520
10.45% 11/15/11	2,595	1,570
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,840	1,582
7.568% 12/1/06	4,005	3,665
8.312% 10/2/12	1,973	1,617
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	353	229
9.5% 11/18/08 (e)	22,240	17,792
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	489	215
7.711% 9/18/11	9,634	5,588
7.779% 11/18/05	2,867	1,720
7.779% 1/2/12	26,080	11,475
7.92% 5/18/12	7,170	4,230
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. 10.5% 4/1/09	$ 540	$ 246
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10	8,996	5,128
		105,562
Automotive - 2.3%
Commercial Vehicle Group, Inc. 8% 7/1/13 (e)	3,830	3,983
Cooper Standard Auto, Inc. 7% 12/15/12	2,400	2,304
Dana Corp. 6.5% 3/1/09	2,862	2,833
Delco Remy International, Inc. 9.375% 4/15/12	17,165	13,217
Ford Motor Credit Co. 6.625% 6/16/08	10,000	10,000
Navistar International Corp.:
6.25% 3/1/12	7,240	7,131
7.5% 6/15/11	2,210	2,265
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,654
Tenneco Automotive, Inc. 8.625% 11/15/14	20,840	21,622
Visteon Corp. 7% 3/10/14	8,440	7,301
		75,310
Broadcasting - 1.0%
Granite Broadcasting Corp. 9.75% 12/1/10	5,000	4,638
Nexstar Broadcasting, Inc.:
7% 1/15/14	18,870	17,549
7% 1/15/14 (e)	5,000	4,650
Radio One, Inc.:
6.375% 2/15/13 (e)	2,710	2,676
8.875% 7/1/11	3,715	3,984
		33,497
Building Materials - 1.6%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,417
Goodman Global Holdings, Inc. 6.41% 6/15/12 (e)(f)	2,955	2,955
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	2,750	1,361
Nortek, Inc. 8.5% 9/1/14	9,255	8,977
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	21,455
Texas Industries, Inc. 7.25% 7/15/13 (e)	6,670	7,037
		53,202
Cable TV - 4.8%
Cablevision Systems Corp.:
7.88% 4/1/09 (f)	9,130	9,404
8% 4/15/12	12,510	12,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	$ 8,830	$ 6,004
9.625% 11/15/09	13,425	10,706
10% 4/1/09	3,000	2,460
10% 5/15/11	3,170	2,433
10.25% 1/15/10	1,866	1,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	11,380	11,494
CSC Holdings, Inc.:
7.625% 4/1/11	21,295	21,508
7.625% 7/15/18	1,465	1,436
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (e)	17,850	17,805
8.375% 3/15/13	2,667	2,954
EchoStar DBS Corp. 5.75% 10/1/08	9,940	9,865
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,690
iesy Repository Gmbh 10.375% 2/15/15 (e)	6,970	7,040
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	5,270	5,837
Rogers Cable, Inc. 6.75% 3/15/15	14,310	14,775
Videotron Ltee 6.875% 1/15/14	14,060	14,552
		154,978
Capital Goods - 2.9%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	3,300	3,416
Case New Holland, Inc. 9.25% 8/1/11	4,920	5,387
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	4,220	4,420
Hawk Corp. 8.75% 11/1/14	4,189	4,252
Invensys PLC 9.875% 3/15/11 (e)	32,690	32,527
Mueller Group, Inc. 7.96% 11/1/11 (f)	7,390	7,575
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	4,865	4,573
Roller Bearing Holding, Inc. 13% 6/15/09 (e)	22,220	22,664
Terex Corp.:
9.25% 7/15/11	2,000	2,180
10.375% 4/1/11	5,000	5,438
		92,432
Chemicals - 2.0%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	9,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)	$ 6,595	$ 4,748
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	18,579
Huntsman Advanced Materials LLC 11% 7/15/10	2,860	3,275
Lyondell Chemical Co.:
9.5% 12/15/08	20,900	22,311
9.625% 5/1/07	1,875	1,992
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,166
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	522	553
13% 12/1/07 unit	2,420	2,565
		66,240
Consumer Products - 0.7%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	1,245	1,201
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	1,971	2,208
Jostens IH Corp. 7.625% 10/1/12	3,300	3,358
K2, Inc. 7.375% 7/1/14	8,575	8,982
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,290	2,336
The Scotts Co. 6.625% 11/15/13	4,080	4,202
		22,287
Containers - 2.1%
AEP Industries, Inc. 7.875% 3/15/13 (e)	1,720	1,720
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,541
BWAY Corp. 10% 10/15/10	7,735	8,199
Crown European Holdings SA 10.875% 3/1/13	9,370	11,057
Graham Packaging Co. LP/ GPC Capital Corp. 8.5% 10/15/12 (e)	6,080	6,232
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,410
7.75% 5/15/11	3,750	3,975
8.25% 5/15/13	3,000	3,248
8.75% 11/15/12	3,000	3,278
8.875% 2/15/09	4,000	4,230
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.: - continued
7.5% 5/15/10	$ 10,000	$ 10,438
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	2,800	3,017
		68,451
Diversified Financial Services - 0.5%
Residential Capital Corp.:
4.835% 6/29/07 (e)(f)	10,000	10,010
6.375% 6/30/10 (e)	4,655	4,728
6.875% 6/30/15 (e)	1,375	1,431
		16,169
Diversified Media - 1.3%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	4,023
CanWest Media, Inc. 8% 9/15/12	2,660	2,840
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,697
LBI Media, Inc. 10.125% 7/15/12	9,390	10,235
Liberty Media Corp. 5.7% 5/15/13	14,790	13,688
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,340
		41,823
Electric Utilities - 7.9%
AES Corp.:
8.75% 6/15/08	1,628	1,750
8.75% 5/15/13 (e)	26,680	29,548
8.875% 2/15/11	906	1,003
9% 5/15/15 (e)	3,295	3,682
9.375% 9/15/10	13,149	14,793
9.5% 6/1/09	17,342	19,228
AES Gener SA 7.5% 3/25/14	7,915	8,172
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	16,296
Aquila, Inc. 14.875% 7/1/12	1,405	1,869
Calpine Corp. 9.3488% 7/15/07 (e)(f)	8,580	7,271
Calpine Generating Co. LLC 7.09% 4/1/09 (f)	5,000	5,113
CMS Energy Corp.:
7.75% 8/1/10	22,460	24,116
8.5% 4/15/11	11,175	12,474
8.9% 7/15/08	19,995	21,795
9.875% 10/15/07	13,320	14,585
Nevada Power Co.:
5.875% 1/15/15 (e)	2,950	3,002
9% 8/15/13	1,886	2,103
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Nevada Power Co.: - continued
10.875% 10/15/09	$ 2,595	$ 2,893
NorthWestern Energy Corp. 5.875% 11/1/14 (e)	1,500	1,534
NRG Energy, Inc. 8% 12/15/13	11,150	11,931
Reliant Energy, Inc.:
6.75% 12/15/14	4,370	4,283
9.25% 7/15/10	2,240	2,442
9.5% 7/15/13	2,630	2,919
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,355
Sierra Pacific Resources 7.803% 6/15/12	5,000	5,350
TECO Energy, Inc.:
5.37% 5/1/10 (e)(f)	7,370	7,536
6.125% 5/1/07	10,905	11,150
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,375	3,468
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	7,300	7,665
Western Resources, Inc. 7.125% 8/1/09	3,940	4,236
		254,562
Energy - 5.7%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,611
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,315
7.5% 6/15/14	6,430	7,009
El Paso Corp. 7.875% 6/15/12	10,430	10,899
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,499
7.375% 12/15/12	8,485	8,602
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,872
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,152
9% 6/1/14	3,710	4,044
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,617
Kerr-McGee Corp. 6.875% 9/15/11	1,880	2,000
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,398
Plains Exploration & Production Co. 7.125% 6/15/14	2,220	2,403
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,278
9.25% 2/1/10	5,000	5,525
Pride International, Inc. 7.375% 7/15/14	3,650	3,997
Range Resources Corp. 7.375% 7/15/13	9,015	9,601
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Sonat, Inc.:
6.625% 2/1/08	$ 12,595	$ 12,611
6.75% 10/1/07	520	521
7.625% 7/15/11	1,485	1,528
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,063
Stone Energy Corp. 6.75% 12/15/14	1,720	1,707
The Coastal Corp.:
6.5% 5/15/06	12,550	12,644
6.5% 6/1/08	10,660	10,593
7.5% 8/15/06	16,940	17,279
7.625% 9/1/08	7,970	8,159
7.75% 6/15/10	7,795	8,019
10.75% 10/1/10	770	863
Williams Companies, Inc.:
7.125% 9/1/11	11,320	12,339
7.625% 7/15/19	3,000	3,428
8.75% 3/15/32	5,000	6,175
		185,751
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,009
8.5% 12/1/08	21,150	22,235
		30,244
Food and Drug Retail - 1.5%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,850
8.25% 7/15/10	17,550	19,217
Jean Coutu Group, Inc.:
7.625% 8/1/12	2,370	2,465
8.5% 8/1/14	9,160	9,091
Rite Aid Corp. 12.5% 9/15/06	8,565	9,229
Stater Brothers Holdings, Inc. 6.91% 6/15/10 (f)	5,560	5,602
		48,454
Food/Beverage/Tobacco - 2.1%
Dean Foods Co. 8.15% 8/1/07	5,198	5,484
Del Monte Corp. 6.75% 2/15/15 (e)	5,130	5,245
Doane Pet Care Co. 10.75% 3/1/10	7,375	7,965
Dole Food Co., Inc. 8.625% 5/1/09	4,583	4,869
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 20,960	$ 22,270
Smithfield Foods, Inc. 7% 8/1/11	15,015	15,803
United Agriculture Products, Inc. 8.25% 12/15/11	6,582	6,944
		68,580
Gaming - 2.8%
Argosy Gaming Co. 7% 1/15/14	3,680	4,066
Mandalay Resort Group 9.5% 8/1/08	5,385	5,937
MGM MIRAGE:
5.875% 2/27/14	11,850	11,539
6% 10/1/09	980	982
6.625% 7/15/15 (e)	4,920	4,994
6.75% 9/1/12	9,860	10,180
9.75% 6/1/07	4,850	5,226
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,144
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,065
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,420
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	9,194
Station Casinos, Inc. 6% 4/1/12	5,640	5,739
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)	2,100	2,205
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	17,340	16,907
		89,598
Healthcare - 6.4%
AmeriPath, Inc. 10.5% 4/1/13	6,620	6,686
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	5,430	5,810
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,000	4,750
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	5,050
Carriage Services, Inc. 7.875% 1/15/15 (e)	5,170	5,390
Community Health Systems, Inc. 6.5% 12/15/12	6,970	7,057
DaVita, Inc.:
6.625% 3/15/13 (e)	9,980	10,329
7.25% 3/15/15 (e)	23,915	24,752
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	4,260	3,664
HCA, Inc.:
5.5% 12/1/09	17,755	17,654
5.75% 3/15/14	6,895	6,731
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
6.375% 1/15/15	$ 7,510	$ 7,695
HealthSouth Corp. 10.75% 10/1/08	7,905	8,221
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	14,755	16,009
Mylan Laboratories, Inc.:
5.75% 8/15/10 (e)	3,580	3,580
6.375% 8/15/15 (e)	4,970	4,982
NeighborCare, Inc. 6.875% 11/15/13	7,040	7,709
Psychiatric Solutions, Inc.:
7.75% 7/15/15 (e)	8,220	8,426
10.625% 6/15/13	5,249	5,931
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,200
Service Corp. International (SCI) 7% 6/15/17 (e)	6,930	7,112
Tenet Healthcare Corp.:
9.25% 2/1/15 (e)	13,605	14,081
9.875% 7/1/14	6,160	6,607
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,686
Ventas Realty LP/Ventas Capital Corp.:
6.625% 10/15/14	4,955	5,079
6.75% 6/1/10 (e)	4,810	5,014
		208,205
Homebuilding/Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13 (e)	8,280	8,280
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,652
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,220
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,225
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14 (e)	4,920	5,043
WCI Communities, Inc.:
6.625% 3/15/15	5,000	4,650
7.875% 10/1/13	3,440	3,487
10.625% 2/15/11	4,440	4,779
		37,336
Hotels - 0.9%
Gaylord Entertainment Co. 8% 11/15/13	2,910	3,103
Host Marriott LP:
6.375% 3/15/15	10,515	10,436
7.125% 11/1/13	4,865	5,090
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
ITT Corp. 6.75% 11/15/05	$ 3,600	$ 3,618
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,419
		27,666
Insurance - 0.7%
Provident Companies, Inc. 7.25% 3/15/28	1,175	1,133
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,353
7.625% 3/1/11	14,080	14,881
		22,367
Leisure - 0.7%
Equinox Holdings Ltd. 9% 12/15/09	2,000	2,080
Six Flags, Inc.:
9.625% 6/1/14	14,715	14,274
9.75% 4/15/13	2,925	2,852
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,722
		22,928
Metals/Mining - 1.7%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,979
Century Aluminum Co. 7.5% 8/15/14	2,510	2,573
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,146
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,560
Novelis, Inc. 7.25% 2/15/15 (e)	20,605	21,017
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	20,915	19,660
		54,935
Paper - 2.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14	2,300	2,260
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,114
8% 1/15/24	3,335	3,827
8.125% 5/15/11	2,585	2,892
8.875% 2/1/10	2,000	2,255
8.875% 5/15/31	5,320	6,650
9.5% 12/1/11	18,943	22,637
Norampac, Inc. 6.75% 6/1/13	4,480	4,558
Norske Skog Canada Ltd. 8.625% 6/15/11	12,250	12,740
Stone Container Corp. 8.375% 7/1/12	5,000	5,063
		64,996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 1.6%
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	$ 3,650	$ 4,143
Dex Media, Inc. 8% 11/15/13	6,555	7,014
Houghton Mifflin Co.:
8.25% 2/1/11	5,000	5,250
9.875% 2/1/13	22,521	24,548
PRIMEDIA, Inc. 7.625% 4/1/08	11,361	11,475
		52,430
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,257
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	9,860	10,082
TFM SA de CV yankee 10.25% 6/15/07	860	916
		12,255
Restaurants - 1.5%
Carrols Corp. 9% 1/15/13 (e)	14,770	15,324
Friendly Ice Cream Corp. 8.375% 6/15/12	2,525	2,475
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	15,420
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,989
Uno Restaurant Corp. 10% 2/15/11 (e)	14,480	13,973
		50,181
Services - 1.9%
Corrections Corp. of America 6.25% 3/15/13	15,770	15,691
FTI Consulting, Inc. 7.625% 6/15/13 (e)	2,000	2,030
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e)	10,510	9,985
Iron Mountain, Inc. 6.625% 1/1/16	4,665	4,408
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	12,620	13,062
United Rentals North America, Inc. 7% 2/15/14	16,705	15,744
		60,920
Shipping - 3.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	14,210	15,489
General Maritime Corp. 10% 3/15/13	9,615	10,504
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,130
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,830	2,271
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,180	10,180
OMI Corp. 7.625% 12/1/13	3,160	3,215
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 40,195	$ 38,487
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,725
		96,975
Steels - 0.9%
California Steel Industries, Inc. 6.125% 3/15/14	10,490	9,756
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	12,768
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,002
		30,526
Super Retail - 2.4%
Asbury Automotive Group, Inc.:
8% 3/15/14	26,335	26,137
9% 6/15/12	9,835	10,204
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,132
Dillard's, Inc. 6.69% 8/1/07	14,045	14,308
Sonic Automotive, Inc. 8.625% 8/15/13	21,995	22,655
		79,436
Technology - 8.3%
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,600
9.25% 2/15/08	1,755	1,658
Celestica, Inc. 7.875% 7/1/11	24,240	25,028
Flextronics International Ltd. 6.25% 11/15/14	6,160	6,098
Freescale Semiconductor, Inc.:
6.3488% 7/15/09 (f)	7,350	7,589
6.875% 7/15/11	8,560	9,031
7.125% 7/15/14	10,760	11,513
Lucent Technologies, Inc.:
6.45% 3/15/29	20,850	18,765
6.5% 1/15/28	1,445	1,282
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (e)(f)	1,740	1,740
6.875% 12/15/11 (e)	4,145	4,104
8% 12/15/14 (e)	3,880	3,754
New ASAT Finance Ltd. 9.25% 2/1/11	3,940	3,191
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,025
Sanmina-SCI Corp. 10.375% 1/15/10	20,775	23,164
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Semiconductor Note Participation Trust 0% 8/4/11 (e)	$ 14,535	$ 21,803
STATS ChipPAC Ltd. 7.5% 7/19/10 (e)	1,410	1,424
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (e)(f)	7,870	8,145
9.125% 8/15/13 (e)(g)	28,040	29,092
10.25% 8/15/15 (e)	22,540	23,385
Xerox Capital Trust I 8% 2/1/27	24,080	25,043
Xerox Corp.:
6.875% 8/15/11	10,000	10,475
7.125% 6/15/10	6,480	6,869
7.625% 6/15/13	14,500	15,443
		269,221
Telecommunications - 6.5%
Citizens Communications Co. 6.25% 1/15/13	7,135	6,921
Digicel Ltd. 9.25% 9/1/12 (e)	1,610	1,660
Inmarsat Finance PLC 7.625% 6/30/12	2,411	2,553
Intelsat Ltd.:
6.5% 11/1/13	19,460	15,836
7.625% 4/15/12	11,340	10,093
8.695% 1/15/12 (e)(f)	8,730	8,905
Millicom International Cellular SA 10% 12/1/13	17,450	18,104
New Skies Satellites BV 8.5388% 11/1/11 (f)	4,490	4,670
Nextel Communications, Inc. 7.375% 8/1/15	22,580	24,274
PanAmSat Corp. 9% 8/15/14	3,105	3,423
Qwest Communications International, Inc.:
7.25% 2/15/11	4,485	4,373
7.5% 2/15/14 (e)	1,840	1,766
7.5% 2/15/14	15,725	15,175
Qwest Corp.:
6.6706% 6/15/13 (e)(f)	20,090	20,944
7.625% 6/15/15 (e)	8,920	9,176
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	18,289
6.535% 12/15/10 (f)	5,330	5,550
7.25% 12/15/12	3,310	3,575
7.5% 3/15/15	8,790	9,625
8% 12/15/12	3,790	4,088
Time Warner Telecom Holdings, Inc.:
9.25% 2/15/14	1,795	1,831
9.25% 2/15/14 (e)	3,690	3,764
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 6,000	$ 5,880
U.S. West Communications:
5.625% 11/15/08	5,000	4,938
6.875% 9/15/33	4,920	4,231
		209,644
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
8.2544% 4/1/12 (f)	8,330	8,330
9.75% 1/15/15	5,000	5,250
		13,580
TOTAL NONCONVERTIBLE BONDS		2,754,474
TOTAL CORPORATE BONDS (Cost $2,681,264)		2,757,315
Common Stocks - 1.4%
	Shares
Cable TV - 0.8%
EchoStar Communications Corp. Class A	150,860	4,333
NTL, Inc. (a)	91,990	6,129
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	4
Telewest Global, Inc. (a)	632,321	14,126
		24,592
Consumer Products - 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	1,985,500	7,426
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	137
Energy - 0.1%
El Paso Corp.	300,000	3,600
Healthcare - 0.0%
Fountain View, Inc. (h)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(h)	159,600	255
Common Stocks - continued
	Shares	Value (000s)
Services - 0.0%
Spincycle LLC:
Class A (a)	418,003	$ 157
Class F (a)	2,936	1
		158
Telecommunications - 0.2%
Nextel Communications, Inc. Class A (a)	179,525	6,247
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (h)	143,778	1,488
TOTAL COMMON STOCKS (Cost $43,611)		44,045
Nonconvertible Preferred Stocks - 0.0%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (Cost $0)	2,303,017	23
Floating Rate Loans - 8.3%
	Principal Amount (000s)
Aerospace - 0.0%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.5838% 12/31/11 (f)	$ 1,010	1,026
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.0295% 12/17/10 (f)	4,627	4,696
Cable TV - 2.4%
Charter Communications Operating LLC Tranche B, term loan 6.9298% 4/7/11 (f)	37,320	37,180
Hilton Head Communications LP:
revolver loan 6.25% 9/30/07 (f)	2,512	2,449
Tranche B, term loan 7.5% 3/31/08 (f)	5,833	5,702
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (f)	30,000	30,150
Olympus Cable Holdings LLC Tranche A, term loan 7.5% 6/30/10 (f)	1,800	1,773
		77,254
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.4%
Invensys International Holding Ltd.:
term loan 8.5294% 12/5/09 (f)	$ 8,000	$ 8,180
Tranche B1, term loan 6.8813% 9/4/09 (f)	4,903	4,952
		13,132
Electric Utilities - 0.9%
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (f)	9,088	9,270
Credit-Linked Deposit 7.93% 6/24/11 (f)	425	431
Texas Genco LLC term loan 5.4109% 12/14/11 (f)	17,923	18,170
		27,871
Energy - 1.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (f)	504	513
Tranche 2, term loan 10.3125% 7/8/13 (f)	8,540	8,796
Tranche B1, term loan 6.063% 7/8/12 (f)	756	770
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (f)	2,850	2,875
term loan 6.24% 11/22/09 (f)	4,693	4,752
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (f)	15,000	15,281
		32,987
Entertainment/Film - 0.2%
Regal Cinemas Corp. term loan 5.24% 11/10/10 (f)	6,703	6,770
Healthcare - 1.0%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (f)	32,000	32,520
Psychiatric Solutions, Inc. term loan 5.3375% 7/1/12 (f)	610	618
		33,138
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche B, term loan 5.49% 11/12/08 (f)	10,948	11,098
Paper - 0.2%
Boise Cascade Holdings LLC Tranche B, term loan 5.25% 10/26/11 (f)	6,559	6,665
Technology - 1.2%
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (f)	38,385	38,860
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.5%
Qwest Corp. Tranche A, term loan 8.1% 6/30/07 (f)	$ 14,956	$ 15,479
TOTAL FLOATING RATE LOANS (Cost $265,114)		268,976
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 3.31% (b) (Cost $258,866)	258,865,725	258,866
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $3,351)	$ 3,352	3,351
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $3,252,206)		3,332,576
NET OTHER ASSETS - (2.8)%		(89,701)
NET ASSETS - 100%		$ 3,242,875
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $638,738,000 or 19.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,022,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03 - 1/22/04	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,236,209,000. Net unrealized appreciation aggregated $96,367,000, of which $157,932,000 related to appreciated investment securities and $61,565,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.101

AIFB-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 97.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 310,467,291	$327,783,497
3.625% 4/15/28	176,148,704	227,439,665
3.875% 4/15/29	19,157,634	25,860,820
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	86,199,960	82,811,484
1.625% 1/15/15	40,725,200	39,820,760
1.875% 7/15/13	208,257,908	208,890,046
2% 1/15/14	309,641,859	313,037,169
2% 7/15/14	50,897,123	51,449,334
3% 7/15/12	171,052,168	184,360,680
3.375% 1/15/07	25,767,840	26,461,069
3.375% 1/15/12	83,318,085	91,336,788
3.625% 1/15/08	185,436,235	194,373,280
3.875% 1/15/09	171,884,450	184,571,834
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,946,520,645)		1,958,196,426
Fixed-Income Funds - 1.7%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $35,153,520)	353,449	35,161,107
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $27,904,000)	$ 27,911,709	27,904,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,009,578,165)		2,021,261,533
NET OTHER ASSETS - (0.6)%		(12,469,961)
NET ASSETS - 100%		$ 2,008,791,572
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,012,978,095. Net unrealized appreciation aggregated $8,283,438, of which $33,399,089 related to appreciated investment securities and $25,115,651 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of
Fidelity Advisor Inflation-Protected Bond.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

July 31, 2005

1.804977.101

IFB-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 97.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 310,467,291	$327,783,497
3.625% 4/15/28	176,148,704	227,439,665
3.875% 4/15/29	19,157,634	25,860,820
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	86,199,960	82,811,484
1.625% 1/15/15	40,725,200	39,820,760
1.875% 7/15/13	208,257,908	208,890,046
2% 1/15/14	309,641,859	313,037,169
2% 7/15/14	50,897,123	51,449,334
3% 7/15/12	171,052,168	184,360,680
3.375% 1/15/07	25,767,840	26,461,069
3.375% 1/15/12	83,318,085	91,336,788
3.625% 1/15/08	185,436,235	194,373,280
3.875% 1/15/09	171,884,450	184,571,834
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,946,520,645)		1,958,196,426
Fixed-Income Funds - 1.7%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $35,153,520)	353,449	35,161,107
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $27,904,000)	$ 27,911,709	27,904,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,009,578,165)		2,021,261,533
NET OTHER ASSETS - (0.6)%		(12,469,961)
NET ASSETS - 100%		$ 2,008,791,572
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,012,978,095. Net unrealized appreciation aggregated $8,283,438, of which $33,399,089 related to appreciated investment securities and $25,115,651 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of Fidelity Inflation-Protected Bond.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.101

AIGB-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 9,600	$ 7,405
6.625% 10/1/28	4,300	3,357
7.45% 7/16/31	31,690	26,869
General Motors Corp. 8.375% 7/15/33	15,140	13,664
		51,295
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,480
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,746
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,337
7.125% 10/1/12	5,770	6,375
Liberty Media Corp.:
5.7% 5/15/13	6,500	6,016
8.25% 2/1/30	13,530	13,652
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,836
News America, Inc. 6.2% 12/15/34	8,530	8,865
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,983
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,692
		83,982
TOTAL CONSUMER DISCRETIONARY		135,277
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,851
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (a)	4,725	4,704
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,115
TOTAL CONSUMER STAPLES		20,670
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	$ 5,620	$ 5,505
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	30,203
		42,193
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,776
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,446
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,883
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,924
Nexen, Inc. 5.875% 3/10/35	17,550	17,405
Pemex Project Funding Master Trust:
7.375% 12/15/14	47,060	52,001
8.625% 2/1/22	11,150	13,547
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,488
		122,470
TOTAL ENERGY		164,663
FINANCIALS - 8.3%
Capital Markets - 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,919
4.25% 9/4/12 (f)	5,730	5,684
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,976
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,496
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,470
Lazard LLC 7.125% 5/15/15 (a)	11,890	11,836
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	16,117
		83,498
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	13,977
Banponce Corp. 6.75% 12/15/05	6,965	7,024
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,916
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,861
5.25% 2/10/14 (a)	5,000	5,057
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,872
Korea Development Bank:
3.875% 3/2/09	16,050	15,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.75% 7/20/09	$ 5,805	$ 5,804
5.75% 9/10/13	10,035	10,508
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,572
Wachovia Bank NA 4.875% 2/1/15	20,250	20,100
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,269
		110,549
Consumer Finance - 0.7%
Capital One Bank 4.875% 5/15/08	3,990	4,012
General Electric Capital Corp. 6% 6/15/12	4,600	4,921
Household Finance Corp. 4.125% 11/16/09	26,826	26,196
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,085
MBNA America Bank NA 4.625% 8/3/09	5,000	5,005
MBNA Corp. 7.5% 3/15/12	3,180	3,640
		53,859
Diversified Financial Services - 1.7%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,236
JPMorgan Chase & Co.:
4.875% 3/15/14	9,405	9,297
5.125% 9/15/14	15,000	15,090
6.75% 2/1/11	18,915	20,602
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	19,343
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	37,835	39,378
Prime Property Funding II, Inc. 5.125% 6/1/15 (a)	9,450	9,204
		119,150
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,809
Assurant, Inc. 5.625% 2/15/14	4,265	4,398
Axis Capital Holdings Ltd. 5.75% 12/1/14	20,815	21,107
The Chubb Corp. 6.15% 8/15/05	6,275	6,279
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,297
		48,890
Real Estate - 1.8%
Archstone Smith Operating Trust 5.25% 5/1/15	8,995	8,984
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,925
Camden Property Trust:
5.875% 6/1/07	3,920	3,975
5.875% 11/30/12	6,435	6,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 7,035	$ 7,071
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,193
Colonial Properties Trust 4.75% 2/1/10	6,845	6,679
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,811
5.25% 4/15/11	3,905	3,926
EOP Operating LP:
4.65% 10/1/10	8,840	8,672
4.75% 3/15/14	21,525	20,863
7.75% 11/15/07	8,835	9,405
Gables Realty LP 5.75% 7/15/07	8,040	8,170
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,811
Regency Centers LP 6.75% 1/15/12	7,380	7,989
Simon Property Group LP:
4.6% 6/15/10 (a)	6,090	5,993
5.1% 6/15/15 (a)	9,000	8,865
		128,958
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,601
Independence Community Bank Corp. 3.75% 4/1/14 (f)	5,390	5,181
Residential Capital Corp. 6.375% 6/30/10 (a)	14,040	14,262
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,298
4.625% 4/1/14	13,195	12,591
		51,933
TOTAL FINANCIALS		596,837
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	13,765	12,939
7.45% 5/1/34 (a)	180	157
		13,096
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,213
6.978% 10/1/12	2,731	2,839
7.024% 4/15/11	3,230	3,357
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.324% 4/15/11	$ 5,665	$ 5,155
7.858% 4/1/13	6,059	6,464
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	1,305	1,319
6.795% 2/2/20	2,580	2,219
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	15,244
7.57% 11/18/10	5,810	5,403
		43,213
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	6,950	8,066
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,789
TOTAL INDUSTRIALS		74,164
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcan, Inc. 5.75% 6/1/35	11,000	11,062
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,748
		14,810
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	2,090	2,043
TOTAL MATERIALS		16,853
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,391
British Telecommunications PLC 8.375% 12/15/10	12,619	14,746
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,388
KT Corp. 5.875% 6/24/14 (a)	5,295	5,553
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,803
Telecom Italia Capital:
4% 11/15/08	12,400	12,157
4% 1/15/10 (a)	14,810	14,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital: - continued
4.95% 9/30/14 (a)	$ 8,070	$ 7,910
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,885
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	13,798
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,767
		126,689
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	9,990	9,711
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,768
		15,479
TOTAL TELECOMMUNICATION SERVICES		142,168
UTILITIES - 3.0%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,999
DTE Energy Co. 7.05% 6/1/11	4,090	4,486
Exelon Corp. 4.9% 6/15/15	18,960	18,604
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,310
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,314
6.45% 11/15/11	3,810	4,097
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,973
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,947
4.8% 3/1/14	2,670	2,638
Progress Energy, Inc. 7.75% 3/1/31	27,905	34,443
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,823
7.875% 10/1/12	5,630	6,674
Southern California Edison Co.:
4.65% 4/1/15	700	684
5% 1/15/14	585	589
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,038
TXU Energy Co. LLC 7% 3/15/13	3,888	4,302
		135,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,535	$ 1,683
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,970
		6,653
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	6,009
Duke Capital LLC:
4.331% 11/16/06	2,040	2,036
5.668% 8/15/14	13,400	13,776
Duke Energy Corp. 5.625% 11/30/12	8,790	9,153
TXU Corp. 5.55% 11/15/14 (a)	7,555	7,365
		38,339
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,991
5.95% 6/15/35	15,225	15,559
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,962
		29,512
TOTAL UTILITIES		210,425
TOTAL NONCONVERTIBLE BONDS (Cost $1,345,190)		1,361,057
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
3.625% 3/15/07	111,977	111,064
4.375% 7/17/13	20,950	20,368
6.25% 2/1/11	115,105	123,659
Freddie Mac:
4.5% 1/15/14	72,620	72,528
5.25% 11/5/12	5,610	5,605
5.875% 3/21/11	79,045	83,812
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		417,036
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (c)	$ 250,206	$ 264,161
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	36,306	36,416
2% 1/15/14	117,197	118,482
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		419,059
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds 8% 11/15/21	143,507	200,416
U.S. Treasury Notes:
2.75% 7/31/06 (c)	260,772	257,859
3.375% 9/15/09	35,000	33,996
4.75% 5/15/14	34,945	36,165
TOTAL U.S. TREASURY OBLIGATIONS		528,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,362,622)		1,364,531
U.S. Government Agency - Mortgage Securities - 23.3%

Fannie Mae - 21.3%
3.463% 4/1/34 (f)	2,771	2,761
3.753% 10/1/33 (f)	1,131	1,115
3.786% 12/1/34 (f)	1,397	1,382
3.793% 6/1/34 (f)	4,896	4,782
3.838% 1/1/35 (f)	3,183	3,170
3.876% 11/1/34 (f)	7,016	6,959
3.88% 6/1/33 (f)	4,592	4,549
3.967% 11/1/34 (f)	2,177	2,159
3.97% 5/1/33 (f)	374	372
4% 8/1/20 (b)	34,683	33,447
4.008% 12/1/34 (f)	7,422	7,407
4.023% 2/1/35 (f)	1,029	1,020
4.03% 1/1/35 (f)	1,968	1,952
4.045% 5/1/34 (f)	431	431
4.049% 2/1/35 (f)	963	956
4.053% 10/1/18 (f)	1,177	1,165
4.079% 4/1/33 (f)	385	385
4.104% 2/1/35 (f)	723	719
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.11% 2/1/35 (f)	$ 697	$ 695
4.117% 2/1/35 (f)	1,906	1,898
4.118% 1/1/35 (f)	2,089	2,080
4.121% 2/1/35 (f)	3,888	3,870
4.137% 1/1/35 (f)	3,604	3,590
4.138% 2/1/35 (f)	2,328	2,337
4.154% 2/1/35 (f)	1,990	1,984
4.183% 1/1/35 (f)	1,757	1,756
4.197% 1/1/35 (f)	2,242	2,227
4.232% 3/1/34 (f)	1,031	1,028
4.25% 2/1/35 (f)	1,154	1,147
4.293% 3/1/35 (f)	1,118	1,118
4.302% 1/1/35 (f)	1,520	1,510
4.306% 8/1/33 (f)	2,440	2,430
4.315% 3/1/33 (f)	561	560
4.323% 5/1/35 (f)	1,709	1,707
4.335% 2/1/35 (f)	763	761
4.349% 1/1/35 (f)	1,146	1,135
4.351% 1/1/35 (f)	1,128	1,124
4.367% 2/1/34 (f)	2,819	2,812
4.372% 4/1/35 (f)	780	779
4.401% 2/1/35 (f)	1,793	1,780
4.409% 5/1/35 (f)	3,471	3,473
4.433% 11/1/34 (f)	17,418	17,412
4.455% 3/1/35 (f)	1,573	1,559
4.467% 10/1/34 (f)	6,423	6,425
4.479% 4/1/34 (f)	2,037	2,040
4.489% 8/1/34 (f)	3,833	3,831
4.5% 10/1/19 to 4/1/35	262,427	256,916
4.5% 8/1/20 (b)	65,000	63,923
4.5% 3/1/35 (f)	3,494	3,482
4.5% 8/11/35 (b)	35,000	33,567
4.508% 1/1/35 (f)	2,047	2,059
4.529% 3/1/35 (f)	3,220	3,207
4.554% 7/1/35 (f)	4,325	4,327
4.564% 2/1/35 (f)	7,958	7,967
4.57% 2/1/35 (f)	1,310	1,314
4.619% 2/1/35 (f)	3,460	3,447
4.645% 2/1/35 (f)	929	934
4.649% 11/1/34 (f)	4,083	4,092
4.687% 11/1/34 (f)	4,019	4,024
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.714% 3/1/35 (f)	$ 10,366	$ 10,407
4.74% 7/1/34 (f)	3,541	3,517
4.741% 3/1/35 (f)	1,918	1,918
4.823% 12/1/34 (f)	3,395	3,407
4.847% 12/1/34 (f)	1,375	1,379
5% 12/1/17	1,937	1,944
5% 8/1/35 (b)	233,321	229,748
5% 8/11/35 (b)	60,000	59,081
5.123% 2/1/35 (f)	10,333	10,315
5.137% 5/1/35 (f)	1,213	1,215
5.204% 6/1/35 (f)	5,994	6,072
5.366% 12/1/32 (f)	1,794	1,814
5.5% 2/1/11 to 10/1/34	348,848	351,380
5.5% 8/1/35 (b)	20,645	20,761
5.5% 8/11/35 (b)	35,000	35,197
5.817% 5/1/35 (f)	8,327	8,416
6% 1/1/13 to 9/1/32	45,627	46,701
6% 8/1/35 (b)	9,075	9,279
6.5% 3/1/06 to 3/1/34	124,330	128,932
6.5% 8/1/35 (b)	14,391	14,900
7% 7/1/22 to 12/1/31	34,991	36,920
7.5% 6/1/25 to 8/1/29	3,841	4,103
9.5% 5/1/18 to 2/1/25	477	528
12.5% 1/1/15 to 7/1/15	10	12
TOTAL FANNIE MAE		1,525,004
Freddie Mac - 1.2%
4.106% 12/1/34 (f)	1,345	1,337
4.13% 12/1/34 (f)	1,920	1,911
4.223% 1/1/35 (f)	1,809	1,803
4.3% 5/1/35 (f)	2,944	2,929
4.311% 12/1/34 (f)	1,704	1,694
4.312% 3/1/35 (f)	1,651	1,646
4.351% 1/1/35 (f)	4,051	4,056
4.368% 3/1/35 (f)	2,387	2,360
4.4% 2/1/35 (f)	3,264	3,228
4.446% 3/1/35 (f)	1,473	1,456
4.449% 2/1/34 (f)	1,841	1,833
4.49% 3/1/35 (f)	4,397	4,359
4.497% 6/1/35 (f)	2,358	2,356
4.498% 3/1/35 (f)	11,490	11,415
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.504% 3/1/35 (f)	$ 1,765	$ 1,747
4.565% 2/1/35 (f)	2,507	2,510
5.036% 4/1/35 (f)	9,722	9,781
5.5% 3/1/25	11,888	12,035
6% 5/1/33	15,487	15,850
8.5% 9/1/22 to 9/1/27	576	628
TOTAL FREDDIE MAC		84,934
Government National Mortgage Association - 0.8%
5.5% 12/15/32 to 5/15/34	13,969	14,152
6% 10/15/08 to 10/15/30	9,719	10,010
6.5% 3/15/26 to 2/15/33	4,011	4,196
7% 8/15/23 to 12/15/32	25,116	26,538
7.5% 10/15/05 to 8/15/28	1,682	1,803
8% 9/15/24 to 5/15/32	293	316
8.5% 1/15/31	15	17
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		57,040
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,672,579)		1,666,978
Asset-Backed Securities - 6.0%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,646	3,689
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,300	2,301
Class M2, 4.56% 2/25/34 (f)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 3.8881% 2/15/12 (a)(f)	24,773	24,846
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (a)	4,510	4,522
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,290	1,290
Class M2, 3.94% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.7681% 4/15/33 (f)	1,010	1,011
Series 2003-HE7 Class A3, 3.7481% 12/15/33 (f)	4,182	4,198
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	7,030	7,042
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	$ 8,010	$ 8,096
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,658
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	6,012	6,024
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,846
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	8,570	8,573
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	13,465	13,549
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,039
Series 2003-B4 Class B4, 4.1881% 7/15/11 (f)	6,635	6,742
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,350
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,789
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.36% 10/25/33 (f)	3,150	3,205
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,365	4,364
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	15,800	15,810
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	5,790	5,910
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,450	5,457
Series 2004-3 Class M1, 3.96% 6/25/34 (f)	1,525	1,526
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	12,300	12,277
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	5,743	5,789
Class C, 5.074% 6/15/35 (a)	5,213	5,239
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,400	1,409
Class M2, 5.21% 11/25/33 (f)	700	719
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	425	426
Class M4, 4.36% 3/25/34 (f)	325	328
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.89% 1/25/35 (f)	1,825	1,821
Class M2, 3.92% 1/25/35 (f)	2,625	2,621
Class M3, 3.95% 1/25/35 (f)	1,425	1,425
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500	3,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-FM2:
Class M2, 4.56% 1/25/34 (f)	$ 1,600	$ 1,600
Class M3, 4.76% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 3.8% 11/25/34 (f)	8,484	8,506
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,515	3,515
Class M2, 4% 1/20/34 (f)	2,640	2,640
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	297	299
Class M1, 4.34% 8/25/33 (f)	2,915	2,947
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	4,025	4,055
Class M2, 5.36% 10/25/33 (f)	4,765	4,828
Household Home Equity Loan Trust Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,180	3,183
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 5.31% 7/25/33 (f)	4,800	4,894
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	33,400	33,485
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530	1,546
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	7,085	7,119
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	10,335	10,415
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,225	2,225
Class M2, 4.01% 7/25/34 (f)	400	400
Class M3, 4.41% 7/25/34 (f)	825	825
Class M4, 4.56% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.56% 12/27/32 (f)	1,945	1,970
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,600	2,615
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,931	2,936
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.46% 1/25/32 (f)	5,014	5,033
Series 2002-NC1 Class M1, 4.26% 2/25/32 (a)(f)	3,007	3,032
Series 2002-NC3 Class M1, 4.18% 8/25/32 (f)	1,585	1,597
Series 2003-NC2 Class M2, 5.46% 2/25/33 (f)	2,855	2,900
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(f)(h)	8,640	2,920
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 9,055	$ 4,597
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,266
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.89% 1/25/33 (f)	449	449
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	7,151	7,074
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	1,500	1,501
Class M4, 4.435% 6/25/34 (f)	2,520	2,524
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	4,570	4,523
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	22,231	22,231
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,990	4,989
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,748
Series 2002-4 Class A, 3.5181% 8/18/09 (f)	10,400	10,400
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.96% 6/15/33 (f)	5,136	5,246
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	2,045	2,055
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (a)(f)	9,340	9,334
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	12,940
TOTAL ASSET-BACKED SECURITIES (Cost $431,180)		431,504
Collateralized Mortgage Obligations - 8.4%

Private Sponsor - 5.8%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	10,591	10,598
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3521% 12/25/33 (f)	1,714	1,698
Class 2A1, 4.1867% 12/25/33 (f)	6,085	6,009
Series 2003-L Class 2A1, 3.9876% 1/25/34 (f)	11,345	11,164
Series 2004-1 Class 2A2, 4.7305% 10/25/34 (f)	10,664	10,612
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 3.4262% 3/25/34 (f)	$ 4,033	$ 3,984
Class 2A2, 4.1351% 3/25/34 (f)	4,297	4,203
Series 2004-C Class 1A1, 3.3726% 4/25/34 (f)	7,172	7,084
Series 2004-D:
Class 1A1, 3.5597% 5/25/34 (f)	8,798	8,701
Class 2A2, 4.2101% 5/25/34 (f)	11,466	11,303
Series 2004-G Class 2A7, 4.6058% 8/25/34 (f)	9,479	9,447
Series 2004-H Class 2A1, 4.5133% 9/25/34 (f)	10,142	10,044
Series 2004-J:
Class 1A2, 4.3263% 11/25/34 (f)	3,873	3,858
Class 2A1, 4.8056% 11/25/34 (f)	17,141	17,072
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.74% 1/25/35 (f)	41,681	41,681
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	2,303	2,305
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	4,021	4,023
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (f)	13,250	13,246
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,596	1,614
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3188% 5/25/17 (f)	8,886	8,982
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (f)	7,167	7,329
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	9,654	9,630
Series 2004-G Class A2, 3.95% 11/25/29 (f)	4,487	4,486
Series 2005-B Class A2, 3.75% 6/25/30 (f)	9,609	9,609
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	15,931	15,940
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,511	3,574
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,485	1,509
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.9% 7/10/35 (a)(f)	8,882	9,038
Class B4, 5.1% 7/10/35 (a)(f)	6,758	6,885
Class B5, 5.7% 7/10/35 (a)(f)	6,372	6,508
Class B6, 6.2% 7/10/35 (a)(f)	2,896	2,958
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2003-CB1:
Class B3, 4.8% 6/10/35 (a)(f)	$ 3,096	$ 3,150
Class B4, 5% 6/10/35 (a)(f)	2,770	2,822
Class B5, 5.6% 6/10/35 (a)(f)	1,891	1,931
Class B6, 6.1% 6/10/35 (a)(f)	1,123	1,147
Series 2004-A Class B4, 4.55% 2/10/36 (a)(f)	5,888	5,977
Series 2004-B:
Class B4, 4.45% 2/10/36 (a)(f)	1,573	1,596
Class B5, 4.9% 2/10/36 (a)(f)	1,081	1,100
Class B6, 5.35% 2/10/36 (a)(f)	295	300
Series 2004-C:
Class B4, 4.3% 9/10/36 (f)	1,978	2,002
Class B5, 4.7% 9/10/36 (f)	2,176	2,200
Class B6, 5.1% 9/10/36 (f)	396	401
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	18,574	18,625
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	15,018	14,984
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	21,769	21,769
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,305	1,353
Series 2004-RA2 Class 2A, 7% 7/25/33	2,194	2,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4526% 9/25/34 (f)	10,475	10,429
Series 2005-AR10 Class 2A2, 4.111% 6/25/35 (f)	20,201	19,919
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	28,922	28,598
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	9,981	9,911
TOTAL PRIVATE SPONSOR		415,550
U.S. Government Agency - 2.6%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	8,577	8,198
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,677
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	5,237	5,404
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	$ 10,122	$ 10,346
Series 2425 Class JH, 6% 3/15/17	6,130	6,352
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,295
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,620
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,734
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,803
Series 2689 Class HC, 3.5% 9/15/26	8,390	8,198
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,658
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,052
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,409
Class OE, 4.5% 4/15/19	31,083	30,007
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,491	6,882
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (f)	1,490	1,545
TOTAL U.S. GOVERNMENT AGENCY		186,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $603,994)		601,730
Commercial Mortgage Securities - 4.5%

Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	22,475	22,646
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.82% 4/25/34 (a)(f)	6,736	6,748
Class B, 5.36% 4/25/34 (a)(f)	748	757
Class M1, 4.02% 4/25/34 (a)(f)	582	585
Class M2, 4.66% 4/25/34 (a)(f)	582	589
Series 2004-2 Class A, 3.89% 8/25/34 (a)(f)	6,492	6,524
Series 2004-3:
Class A1, 3.83% 1/25/35 (a)(f)	7,632	7,659
Class A2, 3.88% 1/25/35 (a)(f)	1,097	1,101
Class M1, 3.96% 1/25/35 (a)(f)	1,288	1,290
Class M2, 4.46% 1/25/35 (a)(f)	859	864
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	$ 5,195	$ 5,234
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	3,370	3,402
Class D, 4.986% 5/14/16 (a)	1,405	1,414
Class E, 5.064% 5/14/16 (a)	4,375	4,406
Class F, 5.182% 5/14/16 (a)	1,050	1,059
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(f)	3,810	4,096
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.7881% 9/15/14 (a)(f)	2,000	2,001
Class D, 4.0281% 9/15/14 (a)(f)	615	615
Class E, 4.0881% 9/15/14 (a)(f)	835	836
Class F, 4.1881% 9/15/14 (a)(f)	660	660
Class G, 4.3681% 9/15/14 (a)(f)	1,505	1,506
Class H, 4.4681% 9/15/14 (a)(f)	1,600	1,601
Class J, 4.9881% 9/15/14 (a)(f)	550	552
Class K, 5.3881% 9/15/14 (a)(f)	865	867
Class L, 5.5881% 9/15/14 (a)(f)	695	695
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (a)(f)	7,840	7,840
Class C, 3.6581% 4/15/17 (a)(f)	3,330	3,330
Class D, 3.6981% 4/15/17 (a)(f)	2,705	2,705
Class I, 4.2381% 4/15/17 (a)(f)	375	375
Class MOA3, 3.6881% 3/15/20 (a)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (a)(f)	1,700	1,700
Class B, 4.1381% 12/15/21 (a)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (a)(f)	6,225	6,225
Class E, 3.7181% 2/15/20 (a)(f)	4,355	4,355
Class F, 3.7681% 2/15/20 (a)(f)	1,920	1,920
Class G, 3.9081% 2/15/20 (a)(f)	555	555
Class H, 4.1381% 2/15/20 (a)(f)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	574	579
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,092
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35	$ 2,775	$ 2,970
Series 2004-C1 Class ASP, 1.1073% 1/15/37 (a)(f)(h)	197,621	7,164
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,167
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,160
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,003
Class C1, 7.52% 5/15/06 (a)	3,500	3,576
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,496	15,649
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,986	2,058
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1703% 11/10/38 (f)(h)	112,502	4,729
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,571
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,446
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,212
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,283
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,119
Series 2003-47 Class XA, 0.1927% 6/16/43 (f)(h)	30,556	1,438
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	12,590	374
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	12,234
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,828
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	1,220	1,288
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	7,015	7,646
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,720
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,284
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,091	6,338
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 9,000	$ 9,383
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,332
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (a)(f)	1,930	1,930
Class KHP2, 3.9381% 1/15/18 (a)(f)	1,930	1,930
Class KHP3, 4.2381% 1/15/18 (a)(f)	2,280	2,280
Class KHP4, 4.3381% 1/15/18 (a)(f)	1,770	1,770
Class KHP5, 4.5381% 1/15/18 (a)(f)	2,050	2,050
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,851
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	4,805	4,729
Class 180B, 5.5782% 10/15/41 (a)(f)	2,250	2,214
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $322,050)		319,823
Municipal Securities - 0.4%

Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	4,126
5.5% 12/1/30 (AMBAC Insured)	5,000	5,911
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured)	5,100	6,056
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	9,000	10,630
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,868
TOTAL MUNICIPAL SECURITIES (Cost $29,649)		29,591
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12	$ 2,070	$ 2,329
Israeli State 4.625% 6/15/13	8,910	8,626
Korean Republic 4.875% 9/22/14	11,660	11,575
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,761
United Mexican States:
5.875% 1/15/14	13,150	13,459
6.75% 9/27/34	83,225	87,719
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $128,415)		134,469
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,860
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $1,036,000)	10,403,707	1,034,961
Cash Equivalents - 9.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $697,087)	$ 697,280	697,087
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $7,633,144)		7,646,591
NET OTHER ASSETS - (6.7)%		(482,851)
NET ASSETS - 100%		$ 7,163,740
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)

	June 2010	$ 35,000	$ (144)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)	June 2015	35,000	(240)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	65,000	(143)
Receive quarterly notional amount multiplied by .31% and pay Goldman Sachs upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	6
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,100	(3)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	8,000	40
Receive quarterly notional amount multiplied by .405% and pay Deutsche Bank upon defalut event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	(7)
Receive quarterly notional amount multiplied by .41% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 32,000	$ 217
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	43
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	54
Receive quarterly notional amount multiplied by .6% and pay Deutsche Bank upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA 6% 11/15/13	June 2010	3,600	38
TOTAL CREDIT DEFAULT SWAP		235,100	(144)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	50,000	(810)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(1,486)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(502)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	65,000	(744)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers	August 2010	$ 140,000	$ (515)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	398
TOTAL INTEREST RATE SWAP		409,890	(3,659)
Total Return Swap
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	86,300	(1,415)
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	11,300	(92)
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	27,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	11,300	(280)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	75,000	(1,843)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	87,465	(1,405)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	23,850	(375)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 11,300	$ (181)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	22,600	(89)
TOTAL TOTAL RETURN SWAP		356,115	(5,680)
		$ 1,001,105	$ (9,483)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $500,131,000 or 7.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,997,000.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,632,603,000. Net unrealized appreciation aggregated $13,988,000, of which $60,844,000 related to appreciated investment securities and $46,856,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of
Fidelity Advisor Investment Grade Bond.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

July 31, 2005

1.804978.101

IGB-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 9,600	$ 7,405
6.625% 10/1/28	4,300	3,357
7.45% 7/16/31	31,690	26,869
General Motors Corp. 8.375% 7/15/33	15,140	13,664
		51,295
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,480
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,746
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,337
7.125% 10/1/12	5,770	6,375
Liberty Media Corp.:
5.7% 5/15/13	6,500	6,016
8.25% 2/1/30	13,530	13,652
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,836
News America, Inc. 6.2% 12/15/34	8,530	8,865
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,983
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,692
		83,982
TOTAL CONSUMER DISCRETIONARY		135,277
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,851
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (a)	4,725	4,704
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,115
TOTAL CONSUMER STAPLES		20,670
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	$ 5,620	$ 5,505
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	30,203
		42,193
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,776
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,446
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,883
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,924
Nexen, Inc. 5.875% 3/10/35	17,550	17,405
Pemex Project Funding Master Trust:
7.375% 12/15/14	47,060	52,001
8.625% 2/1/22	11,150	13,547
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,488
		122,470
TOTAL ENERGY		164,663
FINANCIALS - 8.3%
Capital Markets - 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,919
4.25% 9/4/12 (f)	5,730	5,684
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,976
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,496
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,470
Lazard LLC 7.125% 5/15/15 (a)	11,890	11,836
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	16,117
		83,498
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	13,977
Banponce Corp. 6.75% 12/15/05	6,965	7,024
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,916
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,861
5.25% 2/10/14 (a)	5,000	5,057
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,872
Korea Development Bank:
3.875% 3/2/09	16,050	15,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.75% 7/20/09	$ 5,805	$ 5,804
5.75% 9/10/13	10,035	10,508
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,572
Wachovia Bank NA 4.875% 2/1/15	20,250	20,100
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,269
		110,549
Consumer Finance - 0.7%
Capital One Bank 4.875% 5/15/08	3,990	4,012
General Electric Capital Corp. 6% 6/15/12	4,600	4,921
Household Finance Corp. 4.125% 11/16/09	26,826	26,196
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,085
MBNA America Bank NA 4.625% 8/3/09	5,000	5,005
MBNA Corp. 7.5% 3/15/12	3,180	3,640
		53,859
Diversified Financial Services - 1.7%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,236
JPMorgan Chase & Co.:
4.875% 3/15/14	9,405	9,297
5.125% 9/15/14	15,000	15,090
6.75% 2/1/11	18,915	20,602
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	19,343
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	37,835	39,378
Prime Property Funding II, Inc. 5.125% 6/1/15 (a)	9,450	9,204
		119,150
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,809
Assurant, Inc. 5.625% 2/15/14	4,265	4,398
Axis Capital Holdings Ltd. 5.75% 12/1/14	20,815	21,107
The Chubb Corp. 6.15% 8/15/05	6,275	6,279
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,297
		48,890
Real Estate - 1.8%
Archstone Smith Operating Trust 5.25% 5/1/15	8,995	8,984
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,925
Camden Property Trust:
5.875% 6/1/07	3,920	3,975
5.875% 11/30/12	6,435	6,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 7,035	$ 7,071
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,193
Colonial Properties Trust 4.75% 2/1/10	6,845	6,679
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,811
5.25% 4/15/11	3,905	3,926
EOP Operating LP:
4.65% 10/1/10	8,840	8,672
4.75% 3/15/14	21,525	20,863
7.75% 11/15/07	8,835	9,405
Gables Realty LP 5.75% 7/15/07	8,040	8,170
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,811
Regency Centers LP 6.75% 1/15/12	7,380	7,989
Simon Property Group LP:
4.6% 6/15/10 (a)	6,090	5,993
5.1% 6/15/15 (a)	9,000	8,865
		128,958
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,601
Independence Community Bank Corp. 3.75% 4/1/14 (f)	5,390	5,181
Residential Capital Corp. 6.375% 6/30/10 (a)	14,040	14,262
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,298
4.625% 4/1/14	13,195	12,591
		51,933
TOTAL FINANCIALS		596,837
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	13,765	12,939
7.45% 5/1/34 (a)	180	157
		13,096
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,213
6.978% 10/1/12	2,731	2,839
7.024% 4/15/11	3,230	3,357
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.324% 4/15/11	$ 5,665	$ 5,155
7.858% 4/1/13	6,059	6,464
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	1,305	1,319
6.795% 2/2/20	2,580	2,219
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	15,244
7.57% 11/18/10	5,810	5,403
		43,213
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	6,950	8,066
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,789
TOTAL INDUSTRIALS		74,164
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcan, Inc. 5.75% 6/1/35	11,000	11,062
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,748
		14,810
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	2,090	2,043
TOTAL MATERIALS		16,853
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,391
British Telecommunications PLC 8.375% 12/15/10	12,619	14,746
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,388
KT Corp. 5.875% 6/24/14 (a)	5,295	5,553
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,803
Telecom Italia Capital:
4% 11/15/08	12,400	12,157
4% 1/15/10 (a)	14,810	14,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital: - continued
4.95% 9/30/14 (a)	$ 8,070	$ 7,910
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,885
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	13,798
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,767
		126,689
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	9,990	9,711
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,768
		15,479
TOTAL TELECOMMUNICATION SERVICES		142,168
UTILITIES - 3.0%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,999
DTE Energy Co. 7.05% 6/1/11	4,090	4,486
Exelon Corp. 4.9% 6/15/15	18,960	18,604
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,310
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,314
6.45% 11/15/11	3,810	4,097
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,973
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,947
4.8% 3/1/14	2,670	2,638
Progress Energy, Inc. 7.75% 3/1/31	27,905	34,443
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,823
7.875% 10/1/12	5,630	6,674
Southern California Edison Co.:
4.65% 4/1/15	700	684
5% 1/15/14	585	589
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,038
TXU Energy Co. LLC 7% 3/15/13	3,888	4,302
		135,921
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,535	$ 1,683
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,970
		6,653
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	6,009
Duke Capital LLC:
4.331% 11/16/06	2,040	2,036
5.668% 8/15/14	13,400	13,776
Duke Energy Corp. 5.625% 11/30/12	8,790	9,153
TXU Corp. 5.55% 11/15/14 (a)	7,555	7,365
		38,339
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,991
5.95% 6/15/35	15,225	15,559
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,962
		29,512
TOTAL UTILITIES		210,425
TOTAL NONCONVERTIBLE BONDS (Cost $1,345,190)		1,361,057
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
3.625% 3/15/07	111,977	111,064
4.375% 7/17/13	20,950	20,368
6.25% 2/1/11	115,105	123,659
Freddie Mac:
4.5% 1/15/14	72,620	72,528
5.25% 11/5/12	5,610	5,605
5.875% 3/21/11	79,045	83,812
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		417,036
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25 (c)	$ 250,206	$ 264,161
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	36,306	36,416
2% 1/15/14	117,197	118,482
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		419,059
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds 8% 11/15/21	143,507	200,416
U.S. Treasury Notes:
2.75% 7/31/06 (c)	260,772	257,859
3.375% 9/15/09	35,000	33,996
4.75% 5/15/14	34,945	36,165
TOTAL U.S. TREASURY OBLIGATIONS		528,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,362,622)		1,364,531
U.S. Government Agency - Mortgage Securities - 23.3%

Fannie Mae - 21.3%
3.463% 4/1/34 (f)	2,771	2,761
3.753% 10/1/33 (f)	1,131	1,115
3.786% 12/1/34 (f)	1,397	1,382
3.793% 6/1/34 (f)	4,896	4,782
3.838% 1/1/35 (f)	3,183	3,170
3.876% 11/1/34 (f)	7,016	6,959
3.88% 6/1/33 (f)	4,592	4,549
3.967% 11/1/34 (f)	2,177	2,159
3.97% 5/1/33 (f)	374	372
4% 8/1/20 (b)	34,683	33,447
4.008% 12/1/34 (f)	7,422	7,407
4.023% 2/1/35 (f)	1,029	1,020
4.03% 1/1/35 (f)	1,968	1,952
4.045% 5/1/34 (f)	431	431
4.049% 2/1/35 (f)	963	956
4.053% 10/1/18 (f)	1,177	1,165
4.079% 4/1/33 (f)	385	385
4.104% 2/1/35 (f)	723	719
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.11% 2/1/35 (f)	$ 697	$ 695
4.117% 2/1/35 (f)	1,906	1,898
4.118% 1/1/35 (f)	2,089	2,080
4.121% 2/1/35 (f)	3,888	3,870
4.137% 1/1/35 (f)	3,604	3,590
4.138% 2/1/35 (f)	2,328	2,337
4.154% 2/1/35 (f)	1,990	1,984
4.183% 1/1/35 (f)	1,757	1,756
4.197% 1/1/35 (f)	2,242	2,227
4.232% 3/1/34 (f)	1,031	1,028
4.25% 2/1/35 (f)	1,154	1,147
4.293% 3/1/35 (f)	1,118	1,118
4.302% 1/1/35 (f)	1,520	1,510
4.306% 8/1/33 (f)	2,440	2,430
4.315% 3/1/33 (f)	561	560
4.323% 5/1/35 (f)	1,709	1,707
4.335% 2/1/35 (f)	763	761
4.349% 1/1/35 (f)	1,146	1,135
4.351% 1/1/35 (f)	1,128	1,124
4.367% 2/1/34 (f)	2,819	2,812
4.372% 4/1/35 (f)	780	779
4.401% 2/1/35 (f)	1,793	1,780
4.409% 5/1/35 (f)	3,471	3,473
4.433% 11/1/34 (f)	17,418	17,412
4.455% 3/1/35 (f)	1,573	1,559
4.467% 10/1/34 (f)	6,423	6,425
4.479% 4/1/34 (f)	2,037	2,040
4.489% 8/1/34 (f)	3,833	3,831
4.5% 10/1/19 to 4/1/35	262,427	256,916
4.5% 8/1/20 (b)	65,000	63,923
4.5% 3/1/35 (f)	3,494	3,482
4.5% 8/11/35 (b)	35,000	33,567
4.508% 1/1/35 (f)	2,047	2,059
4.529% 3/1/35 (f)	3,220	3,207
4.554% 7/1/35 (f)	4,325	4,327
4.564% 2/1/35 (f)	7,958	7,967
4.57% 2/1/35 (f)	1,310	1,314
4.619% 2/1/35 (f)	3,460	3,447
4.645% 2/1/35 (f)	929	934
4.649% 11/1/34 (f)	4,083	4,092
4.687% 11/1/34 (f)	4,019	4,024
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.714% 3/1/35 (f)	$ 10,366	$ 10,407
4.74% 7/1/34 (f)	3,541	3,517
4.741% 3/1/35 (f)	1,918	1,918
4.823% 12/1/34 (f)	3,395	3,407
4.847% 12/1/34 (f)	1,375	1,379
5% 12/1/17	1,937	1,944
5% 8/1/35 (b)	233,321	229,748
5% 8/11/35 (b)	60,000	59,081
5.123% 2/1/35 (f)	10,333	10,315
5.137% 5/1/35 (f)	1,213	1,215
5.204% 6/1/35 (f)	5,994	6,072
5.366% 12/1/32 (f)	1,794	1,814
5.5% 2/1/11 to 10/1/34	348,848	351,380
5.5% 8/1/35 (b)	20,645	20,761
5.5% 8/11/35 (b)	35,000	35,197
5.817% 5/1/35 (f)	8,327	8,416
6% 1/1/13 to 9/1/32	45,627	46,701
6% 8/1/35 (b)	9,075	9,279
6.5% 3/1/06 to 3/1/34	124,330	128,932
6.5% 8/1/35 (b)	14,391	14,900
7% 7/1/22 to 12/1/31	34,991	36,920
7.5% 6/1/25 to 8/1/29	3,841	4,103
9.5% 5/1/18 to 2/1/25	477	528
12.5% 1/1/15 to 7/1/15	10	12
TOTAL FANNIE MAE		1,525,004
Freddie Mac - 1.2%
4.106% 12/1/34 (f)	1,345	1,337
4.13% 12/1/34 (f)	1,920	1,911
4.223% 1/1/35 (f)	1,809	1,803
4.3% 5/1/35 (f)	2,944	2,929
4.311% 12/1/34 (f)	1,704	1,694
4.312% 3/1/35 (f)	1,651	1,646
4.351% 1/1/35 (f)	4,051	4,056
4.368% 3/1/35 (f)	2,387	2,360
4.4% 2/1/35 (f)	3,264	3,228
4.446% 3/1/35 (f)	1,473	1,456
4.449% 2/1/34 (f)	1,841	1,833
4.49% 3/1/35 (f)	4,397	4,359
4.497% 6/1/35 (f)	2,358	2,356
4.498% 3/1/35 (f)	11,490	11,415
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.504% 3/1/35 (f)	$ 1,765	$ 1,747
4.565% 2/1/35 (f)	2,507	2,510
5.036% 4/1/35 (f)	9,722	9,781
5.5% 3/1/25	11,888	12,035
6% 5/1/33	15,487	15,850
8.5% 9/1/22 to 9/1/27	576	628
TOTAL FREDDIE MAC		84,934
Government National Mortgage Association - 0.8%
5.5% 12/15/32 to 5/15/34	13,969	14,152
6% 10/15/08 to 10/15/30	9,719	10,010
6.5% 3/15/26 to 2/15/33	4,011	4,196
7% 8/15/23 to 12/15/32	25,116	26,538
7.5% 10/15/05 to 8/15/28	1,682	1,803
8% 9/15/24 to 5/15/32	293	316
8.5% 1/15/31	15	17
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		57,040
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,672,579)		1,666,978
Asset-Backed Securities - 6.0%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,646	3,689
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,300	2,301
Class M2, 4.56% 2/25/34 (f)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 3.8881% 2/15/12 (a)(f)	24,773	24,846
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (a)	4,510	4,522
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,290	1,290
Class M2, 3.94% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.7681% 4/15/33 (f)	1,010	1,011
Series 2003-HE7 Class A3, 3.7481% 12/15/33 (f)	4,182	4,198
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	7,030	7,042
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	$ 8,010	$ 8,096
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,658
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	6,012	6,024
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,846
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	8,570	8,573
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	13,465	13,549
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,039
Series 2003-B4 Class B4, 4.1881% 7/15/11 (f)	6,635	6,742
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,350
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,789
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.36% 10/25/33 (f)	3,150	3,205
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,365	4,364
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	15,800	15,810
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	5,790	5,910
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,450	5,457
Series 2004-3 Class M1, 3.96% 6/25/34 (f)	1,525	1,526
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	12,300	12,277
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	5,743	5,789
Class C, 5.074% 6/15/35 (a)	5,213	5,239
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,400	1,409
Class M2, 5.21% 11/25/33 (f)	700	719
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	425	426
Class M4, 4.36% 3/25/34 (f)	325	328
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.89% 1/25/35 (f)	1,825	1,821
Class M2, 3.92% 1/25/35 (f)	2,625	2,621
Class M3, 3.95% 1/25/35 (f)	1,425	1,425
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500	3,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-FM2:
Class M2, 4.56% 1/25/34 (f)	$ 1,600	$ 1,600
Class M3, 4.76% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 3.8% 11/25/34 (f)	8,484	8,506
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,515	3,515
Class M2, 4% 1/20/34 (f)	2,640	2,640
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	297	299
Class M1, 4.34% 8/25/33 (f)	2,915	2,947
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	4,025	4,055
Class M2, 5.36% 10/25/33 (f)	4,765	4,828
Household Home Equity Loan Trust Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,180	3,183
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 5.31% 7/25/33 (f)	4,800	4,894
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	33,400	33,485
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530	1,546
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	7,085	7,119
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	10,335	10,415
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,225	2,225
Class M2, 4.01% 7/25/34 (f)	400	400
Class M3, 4.41% 7/25/34 (f)	825	825
Class M4, 4.56% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.56% 12/27/32 (f)	1,945	1,970
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,600	2,615
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,931	2,936
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.46% 1/25/32 (f)	5,014	5,033
Series 2002-NC1 Class M1, 4.26% 2/25/32 (a)(f)	3,007	3,032
Series 2002-NC3 Class M1, 4.18% 8/25/32 (f)	1,585	1,597
Series 2003-NC2 Class M2, 5.46% 2/25/33 (f)	2,855	2,900
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(f)(h)	8,640	2,920
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 9,055	$ 4,597
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,266
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.89% 1/25/33 (f)	449	449
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	7,151	7,074
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	1,500	1,501
Class M4, 4.435% 6/25/34 (f)	2,520	2,524
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	4,570	4,523
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	22,231	22,231
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,990	4,989
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,748
Series 2002-4 Class A, 3.5181% 8/18/09 (f)	10,400	10,400
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.96% 6/15/33 (f)	5,136	5,246
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	2,045	2,055
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (a)(f)	9,340	9,334
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	12,940
TOTAL ASSET-BACKED SECURITIES (Cost $431,180)		431,504
Collateralized Mortgage Obligations - 8.4%

Private Sponsor - 5.8%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	10,591	10,598
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3521% 12/25/33 (f)	1,714	1,698
Class 2A1, 4.1867% 12/25/33 (f)	6,085	6,009
Series 2003-L Class 2A1, 3.9876% 1/25/34 (f)	11,345	11,164
Series 2004-1 Class 2A2, 4.7305% 10/25/34 (f)	10,664	10,612
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 3.4262% 3/25/34 (f)	$ 4,033	$ 3,984
Class 2A2, 4.1351% 3/25/34 (f)	4,297	4,203
Series 2004-C Class 1A1, 3.3726% 4/25/34 (f)	7,172	7,084
Series 2004-D:
Class 1A1, 3.5597% 5/25/34 (f)	8,798	8,701
Class 2A2, 4.2101% 5/25/34 (f)	11,466	11,303
Series 2004-G Class 2A7, 4.6058% 8/25/34 (f)	9,479	9,447
Series 2004-H Class 2A1, 4.5133% 9/25/34 (f)	10,142	10,044
Series 2004-J:
Class 1A2, 4.3263% 11/25/34 (f)	3,873	3,858
Class 2A1, 4.8056% 11/25/34 (f)	17,141	17,072
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.74% 1/25/35 (f)	41,681	41,681
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	2,303	2,305
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	4,021	4,023
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (f)	13,250	13,246
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,596	1,614
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3188% 5/25/17 (f)	8,886	8,982
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (f)	7,167	7,329
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	9,654	9,630
Series 2004-G Class A2, 3.95% 11/25/29 (f)	4,487	4,486
Series 2005-B Class A2, 3.75% 6/25/30 (f)	9,609	9,609
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	15,931	15,940
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,511	3,574
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,485	1,509
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.9% 7/10/35 (a)(f)	8,882	9,038
Class B4, 5.1% 7/10/35 (a)(f)	6,758	6,885
Class B5, 5.7% 7/10/35 (a)(f)	6,372	6,508
Class B6, 6.2% 7/10/35 (a)(f)	2,896	2,958
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2003-CB1:
Class B3, 4.8% 6/10/35 (a)(f)	$ 3,096	$ 3,150
Class B4, 5% 6/10/35 (a)(f)	2,770	2,822
Class B5, 5.6% 6/10/35 (a)(f)	1,891	1,931
Class B6, 6.1% 6/10/35 (a)(f)	1,123	1,147
Series 2004-A Class B4, 4.55% 2/10/36 (a)(f)	5,888	5,977
Series 2004-B:
Class B4, 4.45% 2/10/36 (a)(f)	1,573	1,596
Class B5, 4.9% 2/10/36 (a)(f)	1,081	1,100
Class B6, 5.35% 2/10/36 (a)(f)	295	300
Series 2004-C:
Class B4, 4.3% 9/10/36 (f)	1,978	2,002
Class B5, 4.7% 9/10/36 (f)	2,176	2,200
Class B6, 5.1% 9/10/36 (f)	396	401
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	18,574	18,625
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	15,018	14,984
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	21,769	21,769
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,305	1,353
Series 2004-RA2 Class 2A, 7% 7/25/33	2,194	2,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4526% 9/25/34 (f)	10,475	10,429
Series 2005-AR10 Class 2A2, 4.111% 6/25/35 (f)	20,201	19,919
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	28,922	28,598
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	9,981	9,911
TOTAL PRIVATE SPONSOR		415,550
U.S. Government Agency - 2.6%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	8,577	8,198
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,677
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	5,237	5,404
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	$ 10,122	$ 10,346
Series 2425 Class JH, 6% 3/15/17	6,130	6,352
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,295
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,620
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,734
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,803
Series 2689 Class HC, 3.5% 9/15/26	8,390	8,198
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,658
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,052
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,409
Class OE, 4.5% 4/15/19	31,083	30,007
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,491	6,882
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (f)	1,490	1,545
TOTAL U.S. GOVERNMENT AGENCY		186,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $603,994)		601,730
Commercial Mortgage Securities - 4.5%

Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	22,475	22,646
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.82% 4/25/34 (a)(f)	6,736	6,748
Class B, 5.36% 4/25/34 (a)(f)	748	757
Class M1, 4.02% 4/25/34 (a)(f)	582	585
Class M2, 4.66% 4/25/34 (a)(f)	582	589
Series 2004-2 Class A, 3.89% 8/25/34 (a)(f)	6,492	6,524
Series 2004-3:
Class A1, 3.83% 1/25/35 (a)(f)	7,632	7,659
Class A2, 3.88% 1/25/35 (a)(f)	1,097	1,101
Class M1, 3.96% 1/25/35 (a)(f)	1,288	1,290
Class M2, 4.46% 1/25/35 (a)(f)	859	864
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	$ 5,195	$ 5,234
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	3,370	3,402
Class D, 4.986% 5/14/16 (a)	1,405	1,414
Class E, 5.064% 5/14/16 (a)	4,375	4,406
Class F, 5.182% 5/14/16 (a)	1,050	1,059
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(f)	3,810	4,096
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.7881% 9/15/14 (a)(f)	2,000	2,001
Class D, 4.0281% 9/15/14 (a)(f)	615	615
Class E, 4.0881% 9/15/14 (a)(f)	835	836
Class F, 4.1881% 9/15/14 (a)(f)	660	660
Class G, 4.3681% 9/15/14 (a)(f)	1,505	1,506
Class H, 4.4681% 9/15/14 (a)(f)	1,600	1,601
Class J, 4.9881% 9/15/14 (a)(f)	550	552
Class K, 5.3881% 9/15/14 (a)(f)	865	867
Class L, 5.5881% 9/15/14 (a)(f)	695	695
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (a)(f)	7,840	7,840
Class C, 3.6581% 4/15/17 (a)(f)	3,330	3,330
Class D, 3.6981% 4/15/17 (a)(f)	2,705	2,705
Class I, 4.2381% 4/15/17 (a)(f)	375	375
Class MOA3, 3.6881% 3/15/20 (a)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (a)(f)	1,700	1,700
Class B, 4.1381% 12/15/21 (a)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (a)(f)	6,225	6,225
Class E, 3.7181% 2/15/20 (a)(f)	4,355	4,355
Class F, 3.7681% 2/15/20 (a)(f)	1,920	1,920
Class G, 3.9081% 2/15/20 (a)(f)	555	555
Class H, 4.1381% 2/15/20 (a)(f)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	574	579
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,092
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35	$ 2,775	$ 2,970
Series 2004-C1 Class ASP, 1.1073% 1/15/37 (a)(f)(h)	197,621	7,164
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,167
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,160
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,003
Class C1, 7.52% 5/15/06 (a)	3,500	3,576
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,496	15,649
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,986	2,058
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1703% 11/10/38 (f)(h)	112,502	4,729
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,571
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,446
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,212
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,283
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,119
Series 2003-47 Class XA, 0.1927% 6/16/43 (f)(h)	30,556	1,438
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	12,590	374
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	12,234
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,828
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	1,220	1,288
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	7,015	7,646
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,720
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,284
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,091	6,338
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 9,000	$ 9,383
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,332
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (a)(f)	1,930	1,930
Class KHP2, 3.9381% 1/15/18 (a)(f)	1,930	1,930
Class KHP3, 4.2381% 1/15/18 (a)(f)	2,280	2,280
Class KHP4, 4.3381% 1/15/18 (a)(f)	1,770	1,770
Class KHP5, 4.5381% 1/15/18 (a)(f)	2,050	2,050
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,851
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	4,805	4,729
Class 180B, 5.5782% 10/15/41 (a)(f)	2,250	2,214
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $322,050)		319,823
Municipal Securities - 0.4%

Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	4,126
5.5% 12/1/30 (AMBAC Insured)	5,000	5,911
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured)	5,100	6,056
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	9,000	10,630
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,868
TOTAL MUNICIPAL SECURITIES (Cost $29,649)		29,591
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12	$ 2,070	$ 2,329
Israeli State 4.625% 6/15/13	8,910	8,626
Korean Republic 4.875% 9/22/14	11,660	11,575
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,761
United Mexican States:
5.875% 1/15/14	13,150	13,459
6.75% 9/27/34	83,225	87,719
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $128,415)		134,469
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,860
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $1,036,000)	10,403,707	1,034,961
Cash Equivalents - 9.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $697,087)	$ 697,280	697,087
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $7,633,144)		7,646,591
NET OTHER ASSETS - (6.7)%		(482,851)
NET ASSETS - 100%		$ 7,163,740
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)

	June 2010	$ 35,000	$ (144)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)	June 2015	35,000	(240)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	65,000	(143)
Receive quarterly notional amount multiplied by .31% and pay Goldman Sachs upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	6
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,100	(3)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	8,000	40
Receive quarterly notional amount multiplied by .405% and pay Deutsche Bank upon defalut event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	(7)
Receive quarterly notional amount multiplied by .41% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 32,000	$ 217
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	43
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000	54
Receive quarterly notional amount multiplied by .6% and pay Deutsche Bank upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA 6% 11/15/13	June 2010	3,600	38
TOTAL CREDIT DEFAULT SWAP		235,100	(144)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	50,000	(810)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(1,486)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(502)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	65,000	(744)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers	August 2010	$ 140,000	$ (515)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	398
TOTAL INTEREST RATE SWAP		409,890	(3,659)
Total Return Swap
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	86,300	(1,415)
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	11,300	(92)
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	27,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	11,300	(280)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	75,000	(1,843)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	87,465	(1,405)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	23,850	(375)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 11,300	$ (181)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	22,600	(89)
TOTAL TOTAL RETURN SWAP		356,115	(5,680)
		$ 1,001,105	$ (9,483)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $500,131,000 or 7.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,997,000.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,632,603,000. Net unrealized appreciation aggregated $13,988,000, of which $60,844,000 related to appreciated investment securities and $46,856,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of Fidelity Investment Grade Bond.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

July 31, 2005

1.804842.101

STP-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 3.8938% 5/24/06 (f)	$ 8,000	$ 8,023
Media - 2.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,068
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	22,735
9% 9/1/08	6,600	7,390
Cox Communications, Inc.:
3.875% 10/1/08	10,150	9,851
6.4% 8/1/08	3,170	3,271
7.75% 8/15/06	8,445	8,723
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,997
Liberty Media Corp.:
4.91% 9/17/06 (f)	12,107	12,174
7.75% 7/15/09	3,900	4,126
7.875% 7/15/09	5,000	5,311
News America, Inc. 6.625% 1/9/08	15,595	16,295
TCI Communications, Inc. 8% 8/1/05	14,250	14,250
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,443
3.875% 10/15/08	3,865	3,729
		128,363
TOTAL CONSUMER DISCRETIONARY		136,386
CONSUMER STAPLES - 0.8%
Food Products - 0.5%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,454
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,257
		21,711
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,750
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,057
		15,807
TOTAL CONSUMER STAPLES		37,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,415	$ 6,195
Oil, Gas & Consumable Fuels - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,435	7,385
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	9,459	9,325
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,344
4.625% 10/15/09	11,730	11,543
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,146
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,390
Petroleum Export Ltd.:
4.623% 6/15/10 (b)	5,775	5,757
4.633% 6/15/10 (b)	3,470	3,459
		72,349
TOTAL ENERGY		78,544
FINANCIALS - 7.9%
Capital Markets - 0.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,228
4.25% 9/4/12 (f)	7,460	7,400
Goldman Sachs Group LP 7.2% 11/1/06 (b)	1,500	1,551
Lehman Brothers Holdings, Inc.:
3.5% 8/7/08	1,710	1,656
4% 1/22/08	3,260	3,225
6.625% 2/5/06	1,000	1,013
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,774
Morgan Stanley:
3.625% 4/1/08	425	415
5.8% 4/1/07	1,500	1,532
		37,794
Commercial Banks - 0.7%
Bank of America Corp.:
7.125% 9/15/06	8,850	9,114
7.4% 1/15/11	485	551
Bank One Corp. 6% 8/1/08	4,700	4,889
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,602
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,238
4.75% 7/20/09	5,500	5,499
		36,893
Consumer Finance - 2.1%
American General Finance Corp. 4.5% 11/15/07	5,200	5,186
Ford Motor Credit Co.:
4.95% 1/15/08	8,360	8,051
6.5% 1/25/07	35,400	35,770
General Motors Acceptance Corp.:
4.87% 10/20/05 (f)	3,435	3,440
6.75% 1/15/06	13,075	13,178
Household Finance Corp.:
4.125% 12/15/08	4,170	4,100
4.75% 5/15/09	8,978	8,990
Household International, Inc. 8.875% 2/15/08	10,500	10,745
HSBC Finance Corp. 4.125% 3/11/08	15,855	15,682
		105,142
Diversified Financial Services - 0.2%
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,179
Prime Property Funding II 6.25% 5/15/07 (b)	6,000	6,174
		11,353
Insurance - 0.3%
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,226
5.75% 3/15/07	3,818	3,875
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,763
		13,864
Real Estate - 3.0%
AMB Property LP 7.2% 12/15/05	5,040	5,095
Arden Realty LP 8.5% 11/15/10	7,855	9,080
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,286
Brandywine Operating Partnership LP 4.5% 11/1/09	3,880	3,771
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,373
7.2% 6/15/07	6,690	6,987
Camden Property Trust:
4.375% 1/15/10	5,440	5,290
5.875% 6/1/07	3,305	3,351
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 13,715	$ 13,785
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,883
7% 7/14/07	4,784	4,950
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,825	2,719
5% 5/3/10	4,910	4,889
7% 3/19/07	7,905	8,166
EOP Operating LP:
6.763% 6/15/07	8,650	8,963
7.75% 11/15/07	3,100	3,300
8.375% 3/15/06	5,700	5,842
Gables Realty LP:
5% 3/15/10	3,035	2,972
5.75% 7/15/07	9,104	9,252
7.25% 2/15/06	3,365	3,416
JDN Realty Corp. 6.95% 8/1/07	3,215	3,321
Simon Property Group LP:
4.6% 6/15/10 (b)	4,260	4,192
4.875% 8/15/10	9,810	9,757
6.875% 11/15/06	14,862	15,205
		147,845
Thrifts & Mortgage Finance - 0.8%
Abbey National PLC 6.69% 10/17/05	900	905
Countrywide Home Loans, Inc.:
3.8175% 6/2/06 (f)	5,250	5,265
5.5% 8/1/06	735	743
5.625% 5/15/07	3,765	3,834
Residential Capital Corp. 4.835% 6/29/07 (b)(f)	15,000	15,016
Washington Mutual, Inc. 4.375% 1/15/08	14,450	14,379
		40,142
TOTAL FINANCIALS		393,033
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	$ 1,102	$ 1,114
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	847	871
6.978% 10/1/12	473	492
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	11,800	11,927
7.056% 3/15/11	2,110	2,190
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	4,072	3,828
		19,308
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 5.8% 8/1/06	16,640	16,869
TOTAL INDUSTRIALS		47,714
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	24,000	23,994
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	4,365	4,652
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,970	1,925
TOTAL MATERIALS		6,577
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.7%
ALLTEL Corp. 4.656% 5/17/07	10,480	10,513
BellSouth Corp. 4.2% 9/15/09	7,115	7,002
British Telecommunications PLC 7.875% 12/15/05	19,385	19,654
Deutsche Telekom International Finance BV 3.875% 7/22/08	8,525	8,372
France Telecom SA 7.45% 3/1/06 (a)	12,520	12,742
Koninklijke KPN NV yankee 8% 10/1/10	11,650	13,286
Sprint Capital Corp. 6% 1/15/07	11,760	11,981
Telecom Italia Capital 4% 11/15/08	31,210	30,598
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.35% 9/15/05	$ 935	$ 939
Telefonos de Mexico SA de CV:
4.5% 11/19/08	9,265	9,131
4.75% 1/27/10 (b)	12,910	12,736
TELUS Corp. yankee 7.5% 6/1/07	16,185	17,021
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,675
7.25% 12/1/10	13,925	15,514
		182,164
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	17,610	17,082
AT&T Wireless Services, Inc. 7.35% 3/1/06	4,900	4,986
		22,068
TOTAL TELECOMMUNICATION SERVICES		204,232
UTILITIES - 3.4%
Electric Utilities - 2.6%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	14,044
Detroit Edison Co. 5.05% 10/1/05	2,940	2,944
DTE Energy Co. 6.45% 6/1/06	14,310	14,546
Duke Capital LLC:
4.37% 3/1/09	9,565	9,478
7.5% 10/1/09	9,800	10,740
Exelon Corp. 4.45% 6/15/10	14,150	13,933
FirstEnergy Corp. 5.5% 11/15/06	21,660	21,936
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,617
Monongahela Power Co. 5% 10/1/06	5,685	5,709
Progress Energy, Inc.:
5.85% 10/30/08	4,000	4,127
6.75% 3/1/06	11,435	11,588
7.1% 3/1/11	9,715	10,675
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,929
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,620
		130,886
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,876
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 6.35% 4/1/07	$ 5,025	$ 5,166
Duke Capital LLC 4.331% 11/16/06	4,805	4,796
		9,962
Multi-Utilities - 0.5%
Dominion Resources, Inc. 4.125% 2/15/08	9,925	9,800
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,177
Sempra Energy 4.621% 5/17/07	8,070	8,067
		22,044
TOTAL UTILITIES		167,768
TOTAL NONCONVERTIBLE BONDS (Cost $1,102,647)		1,095,766
U.S. Government and Government Agency Obligations - 14.4%

U.S. Government Agency Obligations - 6.2%
Fannie Mae:
3.125% 12/15/07	19,960	19,460
3.25% 8/15/08	12,882	12,503
3.625% 3/15/07	43,132	42,780
6% 5/15/08	145,292	151,787
Freddie Mac 2.7% 3/16/07	84,000	82,003
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		308,533
U.S. Treasury Obligations - 8.2%
U.S. Treasury Bonds 12% 8/15/13	61,275	74,959
U.S. Treasury Notes:
2.375% 8/31/06 (d)	71,520	70,355
3.5% 11/15/06	955	950
3.625% 4/30/07	41,035	40,769
3.625% 6/30/07 (c)	37,372	37,102
3.75% 5/15/08	181,500	180,022
TOTAL U.S. TREASURY OBLIGATIONS		404,157
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $723,872)		712,690
U.S. Government Agency - Mortgage Securities - 11.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.1%
3.463% 4/1/34 (f)	$ 1,929	$ 1,921
3.734% 1/1/35 (f)	1,305	1,292
3.753% 10/1/33 (f)	786	775
3.786% 12/1/34 (f)	991	981
3.793% 6/1/34 (f)	3,571	3,488
3.801% 12/1/34 (f)	253	251
3.828% 1/1/35 (f)	885	877
3.838% 1/1/35 (f)	2,446	2,437
3.867% 1/1/35 (f)	1,398	1,390
3.88% 6/1/33 (f)	3,663	3,629
3.913% 12/1/34 (f)	782	776
3.937% 10/1/34 (f)	1,081	1,073
3.937% 12/1/34 (f)	1,578	1,570
3.967% 11/1/34 (f)	1,738	1,724
3.97% 5/1/33 (f)	265	263
3.975% 1/1/35 (f)	1,112	1,102
3.981% 12/1/34 (f)	1,048	1,037
4.008% 12/1/34 (f)	5,688	5,677
4.011% 1/1/35 (f)	692	685
4.014% 12/1/34 (f)	840	831
4.023% 2/1/35 (f)	790	783
4.03% 1/1/35 (f)	1,965	1,950
4.032% 12/1/34 (f)	570	569
4.045% 5/1/34 (f)	314	314
4.049% 2/1/35 (f)	743	738
4.053% 10/1/18 (f)	836	828
4.054% 1/1/35 (f)	742	735
4.079% 4/1/33 (f)	275	275
4.098% 1/1/35 (f)	1,682	1,689
4.104% 2/1/35 (f)	536	534
4.11% 2/1/35 (f)	535	533
4.117% 2/1/35 (f)	1,469	1,464
4.118% 1/1/35 (f)	1,605	1,598
4.121% 2/1/35 (f)	2,998	2,984
4.124% 1/1/35 (f)	1,632	1,639
4.137% 1/1/35 (f)	2,773	2,762
4.138% 2/1/35 (f)	1,806	1,813
4.144% 1/1/35 (f)	2,242	2,253
4.15% 11/1/34 (f)	1,401	1,393
4.154% 2/1/35 (f)	1,425	1,421
4.178% 1/1/35 (f)	3,087	3,116
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.183% 1/1/35 (f)	$ 1,351	$ 1,350
4.189% 11/1/34 (f)	426	425
4.197% 1/1/35 (f)	1,655	1,644
4.232% 3/1/34 (f)	731	729
4.25% 2/1/35 (f)	841	836
4.258% 10/1/34 (f)	2,190	2,203
4.293% 3/1/35 (f)	792	792
4.297% 7/1/34 (f)	782	784
4.302% 1/1/35 (f)	1,069	1,062
4.306% 8/1/33 (f)	1,750	1,743
4.315% 3/1/33 (f)	405	404
4.323% 5/1/35 (f)	1,210	1,208
4.332% 12/1/34 (f)	582	583
4.335% 2/1/35 (f)	548	546
4.349% 1/1/35 (f)	802	795
4.351% 1/1/35 (f)	823	820
4.367% 2/1/34 (f)	2,093	2,088
4.372% 4/1/35 (f)	544	543
4.401% 2/1/35 (f)	1,315	1,305
4.409% 5/1/35 (f)	2,425	2,426
4.451% 6/1/33 (f)	663	656
4.455% 3/1/35 (f)	1,155	1,145
4.467% 10/1/34 (f)	4,837	4,839
4.479% 4/1/34 (f)	1,418	1,420
4.489% 8/1/34 (f)	2,780	2,778
4.5% 8/1/20 (c)	167,750	164,972
4.5% 3/1/35 (f)	2,573	2,564
4.508% 1/1/35 (f)	1,437	1,446
4.529% 3/1/35 (f)	2,342	2,333
4.538% 8/1/34 (f)	1,819	1,830
4.554% 7/1/35 (f)	3,000	3,001
4.564% 2/1/35 (f)	5,810	5,817
4.57% 2/1/35 (f)	908	911
4.619% 2/1/35 (f)	2,565	2,556
4.645% 2/1/35 (f)	662	666
4.649% 11/1/34 (f)	3,011	3,017
4.687% 11/1/34 (f)	2,974	2,978
4.714% 3/1/35 (f)	7,475	7,505
4.74% 7/1/34 (f)	2,606	2,588
4.741% 3/1/35 (f)	1,421	1,421
4.823% 12/1/34 (f)	2,356	2,364
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.847% 12/1/34 (f)	$ 950	$ 952
5.123% 2/1/35 (f)	7,648	7,634
5.137% 5/1/35 (f)	840	841
5.204% 6/1/35 (f)	4,161	4,216
5.366% 12/1/32 (f)	1,265	1,279
5.5% 3/1/13 to 5/1/25	99,575	101,471
5.817% 5/1/35 (f)	5,761	5,823
6.5% 5/1/06 to 3/1/35	67,217	69,767
7% 10/1/12 to 5/1/32	8,224	8,620
7% 8/1/20 (c)	1,213	1,269
7.5% 6/1/12 to 11/1/31	710	749
11.5% 11/1/15	254	284
TOTAL FANNIE MAE		503,168
Freddie Mac - 1.3%
4.106% 12/1/34 (f)	941	935
4.13% 12/1/34 (f)	1,353	1,347
4.223% 1/1/35 (f)	1,395	1,390
4.3% 5/1/35 (f)	2,075	2,065
4.311% 12/1/34 (f)	1,231	1,223
4.312% 3/1/35 (f)	1,176	1,172
4.351% 1/1/35 (f)	3,126	3,130
4.368% 3/1/35 (f)	1,747	1,728
4.4% 2/1/35 (f)	2,411	2,385
4.404% 2/1/35 (f)	2,684	2,677
4.446% 3/1/35 (f)	1,104	1,092
4.449% 2/1/34 (f)	1,372	1,367
4.49% 3/1/35 (f)	3,256	3,227
4.497% 6/1/35 (f)	1,670	1,669
4.498% 3/1/35 (f)	8,020	7,967
4.504% 3/1/35 (f)	1,299	1,286
4.565% 2/1/35 (f)	1,868	1,871
5.036% 4/1/35 (f)	6,856	6,897
5.223% 8/1/33 (f)	585	598
5.5% 7/1/23 to 4/1/24	19,527	19,776
8.5% 5/1/27 to 7/1/28	721	786
12% 11/1/19	54	59
TOTAL FREDDIE MAC		64,647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.2%
7% 11/15/27 to 8/15/32	$ 8,639	$ 9,135
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $579,695)		576,950
Asset-Backed Securities - 21.1%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	6,121	5,924
Series 2003-3 Class A1, 4.46% 1/25/34	5,620	5,481
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,493	7,506
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,414	3,423
ACE Securities Corp.:
Series 2003-HE1:
Class A2, 3.87% 11/25/33 (f)	3,132	3,135
Class M1, 4.11% 11/25/33 (f)	1,965	1,973
Class M2, 5.16% 11/25/33 (f)	1,228	1,248
Series 2004-HE1 Class A2B, 3.91% 2/25/34 (f)	4,220	4,223
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	8,000	7,895
American Express Credit Account Master Trust Series 2004-C Class C, 3.8881% 2/15/12 (b)(f)	12,560	12,597
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	6,932	6,950
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,383
Series 2004-1:
Class A3, 3.22% 7/6/08	3,975	3,947
Class B, 3.7% 1/6/09	675	667
Class C, 4.22% 7/6/09	720	713
Class D, 5.07% 7/6/10	5,065	5,057
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,456
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,461
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 4.17% 9/25/32 (f)	6,260	6,265
Series 2003-3 Class S, 5% 9/25/05 (h)	6,354	25
Series 2003-7 Class M1, 4.31% 8/25/33 (f)	2,945	2,991
Series 2004-R10 Class M1, 4.16% 11/25/34 (f)	5,485	5,512
Series 2004-R11 Class M1, 4.12% 11/25/34 (f)	8,015	8,048
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	1,495	1,499
Series 2002-BC7 Class M1, 4.1144% 10/25/32 (f)	6,600	6,650
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	$ 15,900	$ 15,690
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 3.91% 9/25/33 (f)	494	497
Class AV2, 3.86% 9/25/33 (f)	388	389
Class M2, 5.26% 9/25/33 (f)	14,400	14,832
Series 2003-W6 Class AV2, 3.83% 1/25/34 (f)	3,734	3,738
Series 2003-W7:
Class A2, 3.85% 3/1/34 (f)	4,722	4,733
Class M1, 4.15% 3/1/34 (f)	11,700	11,763
Series 2003-W9 Class M1, 4.15% 3/25/34 (f)	8,200	8,245
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,990	3,995
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.7681% 4/15/33 (f)	1,113	1,114
Series 2003-HE3 Class A2, 3.7381% 6/15/33 (f)	154	154
Series 2003-HE5 Class A2B, 4% 8/15/33	1,120	1,085
Series 2003-HE7 Class A3, 3.7481% 12/15/33 (f)	4,060	4,075
Series 2004-HE3 Class M2, 4.58% 6/25/34 (f)	3,325	3,361
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	7,116	7,104
Class M2, 3.96% 3/25/35 (f)	1,780	1,781
Bank One Issuance Trust:
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	6,600	6,601
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	34,415	34,446
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	7,695	7,706
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,788	5,800
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 4.11% 9/25/34 (f)	7,205	7,200
Class M2, 4.66% 9/25/34 (f)	3,570	3,560
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,956
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	2,652	2,627
Series 2002-5 Class B, 2.8% 4/15/08	2,683	2,658
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	4,675	4,679
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	8,376	8,393
Series 2005-A Class A3, 4.28% 7/15/09	8,180	8,160
Series 2005-BSS:
Class B, 4.32% 5/17/10	5,385	5,341
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Auto Finance Trust: - continued
Series 2005-BSS:
Series D, 4.8% 9/15/12	$ 4,585	$ 4,529
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,500	5,504
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	8,715	8,777
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,475
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	20,015	20,140
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	4,639	4,655
Chase Credit Card Master Trust Series 2003-6 Class B, 3.7381% 2/15/11 (f)	9,850	9,924
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,125	4,124
Chase Issuance Trust Series 2004-C3 Class C3, 3.8581% 6/15/12 (f)	13,025	13,040
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	13,600	13,609
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	13,600	13,745
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	12,200	12,452
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (b)(f)	8,188	8,189
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 3.71% 7/25/34 (f)	5,843	5,847
Class M1, 3.96% 5/25/34 (f)	5,200	5,207
Series 2004-3 Class 3A4, 3.71% 8/25/34 (f)	9,802	9,762
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,536	2,538
Class M1, 3.94% 7/25/34 (f)	3,650	3,653
Class M2, 3.99% 6/25/34 (f)	4,405	4,409
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class C, 5.074% 6/15/35 (b)	3,662	3,680
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class A2, 3.81% 4/25/34 (f)	2,387	2,387
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,855
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,065	8,106
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	5,800	6,121
Drive Auto Receivables Trust Series 2005-1 Class A3, 3.75% 4/15/09 (b)	4,020	3,973
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 3.674% 5/28/35 (f)	$ 7,832	$ 7,826
Class AB3, 3.8305% 5/28/35 (f)	6,416	6,418
Class AB8, 3.784% 5/28/35 (f)	6,582	6,585
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (b)(f)	12,045	12,130
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,656
Class B, 3.88% 1/15/10	2,230	2,185
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.91% 2/25/34 (f)	750	750
Class M2, 3.96% 2/25/34 (f)	800	800
Series 2004-A Class M2, 4.61% 1/25/34 (f)	5,150	5,209
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	9,730	9,829
Series 2004-D:
Class M4, 4.41% 11/25/34 (f)	1,160	1,164
Class M5, 4.46% 11/25/34 (f)	965	968
Series 2005-A Class 2A2, 3.7% 2/25/35 (f)	12,430	12,446
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.77% 4/20/32 (f)	4,101	4,091
GSAMP Trust:
Series 2002-NC1 Class A2, 3.78% 7/25/32 (f)	26	26
Series 2003-HE1 Class M2, 5.33% 6/20/33 (f)	9,268	9,458
Series 2003-HE2 Class M1, 4.11% 8/25/33 (f)	2,985	2,998
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(f)	11,500	11,489
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 5.43% 9/20/09 (b)(f)	14,800	14,800
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	2,435	2,435
Class M2, 4% 1/20/34 (f)	1,825	1,825
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.81% 6/25/32 (f)	33	33
Series 2002-5 Class A3, 3.98% 5/25/33 (f)	1,510	1,513
Series 2003-3 Class A4, 3.92% 2/25/33 (f)	719	722
Series 2003-5 Class A2, 3.81% 12/25/33 (f)	4,699	4,716
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	5,782	5,796
Series 2003-8 Class M1, 4.18% 4/25/34 (f)	3,860	3,880
Series 2004-1 Class M2, 4.66% 6/25/34 (f)	3,075	3,097
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	3,395	3,395
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	$ 2,035	$ 2,040
Class M2, 4.66% 8/25/34 (f)	2,220	2,258
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	6,607	6,628
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,548
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,285	2,288
Series 2003-2 Class M, 4.01% 9/20/33 (f)	1,338	1,341
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 4.03% 6/20/33 (f)	2,293	2,295
Series 2004-HC1 Class A, 3.78% 2/20/34 (f)	4,676	4,687
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.9381% 1/18/11 (f)	5,900	5,933
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	6,750	6,765
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,198
Class C, 4.22% 2/15/12	720	713
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	7,800	7,811
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	23,897	23,958
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,289
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	19,400	19,484
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	6,450	6,450
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	8,000	8,048
Series 1998-G Class B, 3.7881% 2/17/09 (f)	9,200	9,220
Series 2000-L Class B, 3.8881% 4/15/10 (f)	3,350	3,373
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.96% 7/25/34 (f)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 4.11% 7/25/34 (f)	5,235	5,258
Series 2004-CB6 Class A1, 3.79% 7/25/35 (f)	5,272	5,288
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800	2,834
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	5,995	6,014
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.46% 1/25/32 (f)	5,522	5,542
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	951	954
Series 2002-NC1 Class M1, 4.26% 2/25/32 (b)(f)	2,937	2,962
Series 2003-NC1 Class M1, 4.51% 11/25/32 (f)	2,575	2,593
Series 2003-NC2 Class M2, 5.46% 2/25/33 (f)	2,840	2,885
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	$ 7,900	$ 2,670
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	7,415	3,765
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	4,760	1,507
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	3,500	943
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,424
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,655
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	3,917	3,910
Series 2005-A Class A3, 3.69% 5/15/09	3,435	3,399
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	5,612	5,569
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.56% 1/25/35 (f)	7,490	7,644
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	2,590	2,598
Class M2, 4.14% 9/25/34 (f)	1,545	1,553
Class M3, 4.71% 9/25/34 (f)	2,950	2,987
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,122	7,143
Series 2004-WHQ2 Class A3E, 3.88% 2/25/35 (f)	6,699	6,718
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (b)(f)	8,200	8,222
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	3,425	3,365
Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	10,200	10,324
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	3,290	3,175
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 3.8131% 8/18/09 (f)	6,420	6,420
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	13,000	13,027
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 3.71% 2/25/34 (f)	5,491	5,491
Class M1, 3.98% 2/25/34 (f)	2,920	2,919
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3.21% 6/15/21 (f)	8,200	8,251
Series 2004-A:
Class B, 3.59% 6/15/33 (f)	2,100	2,140
Class C, 3.96% 6/15/33 (f)	4,915	5,020
Series 2004-B Class C, 3.88% 9/15/33 (f)	8,600	8,598
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (b)(f)	$ 11,595	$ 11,588
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	5,350	5,350
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	5,326	5,355
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	8,033	7,980
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,341
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,784
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,760
Series 2004-4 Class D, 3.58% 5/17/12	3,708	3,661
Series 2005-1:
Class A3, 3.59% 10/19/09	13,515	13,353
Class D, 4.09% 8/15/12	3,230	3,199
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,239
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	4,190	4,139
TOTAL ASSET-BACKED SECURITIES (Cost $1,044,824)		1,044,601
Collateralized Mortgage Obligations - 12.3%

Private Sponsor - 9.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.86% 1/25/34 (f)	4,351	4,361
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	8,653	8,673
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,607	3,614
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	4,303	4,303
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	12,225	12,225
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	7,483	7,478
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	4,029	4,035
Series 2002-32 Class 2A3, 5% 1/25/18	666	666
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066	2,065
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,881	2,875
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,240	4,247
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	$ 6,750	$ 6,748
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 4.33% 3/20/44 (f)	4,125	4,141
Series 2004-2 Class 1C, 4.13% 6/20/44 (f)	3,375	3,382
Holmes Financing No. 8 PLC floater Series 2:
Class B, 3.7688% 7/15/40 (f)	2,700	2,702
Class C, 4.3188% 7/15/40 (f)	6,205	6,234
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	9,154	9,183
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,090	3,096
Series 2004-9:
Class M2, 4.11% 1/25/35 (f)	3,307	3,322
Class M3, 4.16% 1/25/35 (f)	2,450	2,457
Class M4, 4.51% 1/25/35 (f)	1,250	1,254
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	2,793	2,790
Class M2, 3.96% 4/25/35 (f)	4,877	4,873
Class M3, 3.99% 4/25/35 (f)	1,199	1,197
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (b)(f)	7,730	7,730
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,520	1,537
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (f)	5,917	6,051
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	12,064	12,057
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	10,725	10,783
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	13,280	13,278
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,132	8,113
Series 2004-C Class A2, 3.95% 7/25/29 (f)	11,838	11,810
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	8,930	8,932
Series 2005-B Class A2, 3.75% 6/25/30 (f)	8,586	8,586
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	44,106	536
Series 2003-G Class XA1, 1% 1/25/29 (h)	38,587	500
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	33,599	440
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.9% 10/25/32 (f)	111	111
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Mortgage Asset Backed Securities Trust floater Series 2002-NC1: - continued
Class M1, 4.31% 10/25/32 (f)	$ 8,896	$ 8,929
MortgageIT Trust floater Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,690	4,697
Class A2, 3.91% 12/25/34 (f)	6,347	6,384
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	11,433	11,439
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	2,900	2,929
Permanent Financing No. 4 PLC floater Series 2:
Class C, 4.0994% 6/10/42 (f)	6,790	6,823
Class M, 3.7094% 6/10/42 (f)	1,620	1,624
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,850	4,937
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	140,626	1,062
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	4,125	4,124
Series 2003-6 Class A2, 3.6581% 11/20/33 (f)	8,419	8,411
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	10,021	10,012
Series 2004-2 Class A, 3.35% 3/20/34 (f)	4,393	4,395
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,641	10,567
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	9,157	9,136
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,268	8,262
Series 2004-6 Class A3A, 4.1475% 6/20/35 (f)	6,818	6,814
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	8,940	8,936
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	6,245	6,244
Series 2003-8 Class X1, 0.8% 1/20/34 (f)(h)	199,557	1,935
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	48,423	520
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 3.66% 6/25/35 (f)	7,135	7,135
WAMU Mortgage pass thru certificates Series 2005 AR11 Class A1C1, 3.8413% 8/25/45 (c)	11,000	11,000
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,241	1,286
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	7,457	7,359
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	16,915	16,838
Series 2005-AR10 Class 2A2, 4.111% 6/25/35 (f)	29,439	29,028
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	22,205	21,956
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR4 Class 2A2, 4.541% 4/25/35 (f)	$ 36,471	$ 36,075
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	35,661	35,409
TOTAL PRIVATE SPONSOR		490,651
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class Series 1993-187 Class L, 6.5% 7/25/23	8,280	8,503
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-16 Class PA, 4.5% 11/25/09	511	511
Series 2003-19 Class MJ, 4.25% 5/25/30	8,495	8,382
sequential pay Series 2001-40 Class Z, 6% 8/25/31	5,832	6,000
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	6,234	224
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	3,241	3,323
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	1,645	1,603
Series 1215 Class H, 7.5% 3/15/07	854	853
Series 2420 Class BE, 6.5% 12/15/30	2,602	2,611
Series 2443 Class TD, 6.5% 10/15/30	2,977	2,993
Series 2489 Class PD, 6% 2/15/31	6,047	6,110
Series 2640 Class QG, 2% 4/15/22	2,118	2,056
Series 2660 Class ML, 3.5% 7/15/22	45,945	45,228
Series 2810 Class PD, 6% 6/15/33	5,685	5,858
sequential pay:
Series 2388 Class ZA, 6% 12/15/31	7,720	7,901
Series 2523 Class JB, 5% 6/15/15	7,337	7,385
Series 2609 Class UJ, 6% 2/15/17	7,833	8,163
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	686	687
Series 2002-5 Class PD, 6.5% 5/16/31	3,292	3,354
TOTAL U.S. GOVERNMENT AGENCY		121,745
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $614,600)		612,396
Commercial Mortgage Securities - 9.8%
	Principal Amount (000s)	Value (000s)
1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	$ 4,635	$ 4,635
Class D, 7.54% 8/3/10 (b)(f)	6,185	6,185
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0124% 2/3/11 (b)(f)(h)	85,055	3,671
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	563	578
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (f)(h)	60,953	3,009
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	11,035	11,049
Series 2002-2 Class XP, 1.7831% 7/11/43 (b)(f)(h)	46,163	2,760
Series 2003-2 Class XP, 0.3734% 3/11/41 (b)(f)(h)	143,489	1,624
Series 2004-6 Class XP, 0.6391% 12/10/42 (f)(h)	56,727	1,446
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 3.8581% 11/15/15 (b)(f)	1,070	1,074
Class D, 3.9381% 11/15/15 (b)(f)	1,665	1,674
Class F, 4.2881% 11/15/15 (b)(f)	1,190	1,198
Class H, 4.7881% 11/15/15 (b)(f)	1,070	1,076
Class J, 5.3381% 11/15/15 (b)(f)	1,105	1,112
Class K, 5.82% 11/15/15 (b)(f)	995	989
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 4.04% 12/25/33 (b)(f)	14,124	14,296
Series 2004-1:
Class A, 3.82% 4/25/34 (b)(f)	6,403	6,415
Class B, 5.36% 4/25/34 (b)(f)	665	673
Class M1, 4.02% 4/25/34 (b)(f)	582	585
Class M2, 4.66% 4/25/34 (b)(f)	499	505
Series 2004-2:
Class A, 3.89% 8/25/34 (b)(f)	5,544	5,571
Class M1, 4.04% 8/25/34 (b)(f)	1,790	1,797
Series 2004-3:
Class A1, 3.83% 1/25/35 (b)(f)	6,105	6,127
Class A2, 3.88% 1/25/35 (b)(f)	859	862
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	69,386	4,068
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 4.0881% 6/15/17 (b)(f)	9,160	9,161
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	2,375	2,381
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2002-TOP8 Class X2, 2.3239% 8/15/38 (b)(f)(h)	$ 51,118	$ 4,006
Series 2003-PWR2 Class X2, 0.6512% 5/11/39 (b)(f)(h)	102,243	2,375
Series 2003-T12 Class X2, 0.726% 8/13/39 (b)(f)(h)	92,106	2,303
Series 2004-PWR6 Class X2, 0.7315% 11/11/41 (b)(f)(h)	33,945	1,137
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (b)(f)(h)	176,079	10,259
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 3.81% 12/12/13 (b)(f)	1,578	1,580
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	2,937	3,041
Series 2000-3 Class A1, 7.093% 10/15/32	4,103	4,294
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (b)	3,715	3,628
Series 2004-C2 Class XP, 1.1874% 10/15/41 (b)(f)(h)	38,552	1,731
COMM:
floater:
Series 2002-FL6 Class G, 5.2881% 6/14/14 (b)(f)	4,441	4,441
Series 2002-FL7:
Class D, 3.9581% 11/15/14 (b)(f)	2,425	2,426
Class H, 5.6381% 11/15/14 (b)(f)	6,613	6,616
Series 2003-FL9 Class B, 3.8881% 11/15/15 (b)(f)	10,644	10,673
Series 2004-LBN2 Class X2, 1.0846% 3/10/39 (b)(f)(h)	16,266	604
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2857% 9/15/30 (f)	12,880	13,432
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,705
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 4.3681% 9/15/14 (b)(f)	1,245	1,245
Class H, 4.4681% 9/15/14 (b)(f)	1,325	1,326
Class J, 4.9881% 9/15/14 (b)(f)	455	456
Class K, 5.3881% 9/15/14 (b)(f)	715	716
Class L, 5.5881% 9/15/14 (b)(f)	575	575
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(f)(h)	92,780	1,475
Series 2005-LP5 Class XP, 0.3958% 5/10/43 (f)(h)	70,790	1,310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 3.7081% 11/15/14 (b)(f)	$ 5,300	$ 5,304
Class C, 3.9381% 11/15/14 (b)(f)	1,095	1,097
Class E, 4.3381% 11/15/14 (b)(f)	875	878
Class H, 5.2881% 11/15/14 (b)(f)	1,080	1,084
Class K, 6.4881% 11/15/14 (b)(f)	1,620	1,629
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (b)(f)	1,385	1,385
Class B, 4.1381% 12/15/21 (b)(f)	3,595	3,595
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (b)(f)	4,600	4,600
Class E, 3.7181% 2/15/20 (b)(f)	1,670	1,670
Class F, 3.7681% 2/15/20 (b)(f)	1,420	1,420
Class G, 3.9081% 2/15/20 (b)(f)	410	410
Class H, 4.1381% 2/15/20 (b)(f)	585	585
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	855	862
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,551
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	127,782	4,369
Series 2003-C3 Class ASP, 2.063% 5/15/38 (b)(f)(h)	122,286	7,618
Series 2003-C4 Class ASP, 0.6849% 8/15/36 (b)(f)(h)	83,443	1,386
Series 2004-C1 Class ASP, 1.1073% 1/15/37 (b)(f)(h)	77,695	2,816
Series 2005-C1 Class ASP, 0.5844% 2/15/38 (b)(f)(h)	77,755	1,496
Series 2005-C2 Class ASP, 0.7725% 4/15/37 (b)(f)(h)	61,455	1,860
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,799
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	3,927	3,984
Class A1B, 7.62% 6/10/33	6,935	7,740
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,832	1,885
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	5,000	5,106
Series 174 Class B1, 7.33% 5/15/06 (b)	1,500	1,532
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	$ 12,463	$ 12,916
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7684% 5/15/33 (b)(f)(h)	81,786	3,056
GE Commercial Mortgage Corp. Series 2005-C1 Class XP, 0.5437% 6/10/48 (h)	68,740	1,740
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 4.0881% 2/15/14 (b)(f)	2,548	2,549
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,998	5,036
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	4,675	4,848
Series 2005-C1 Class A2, 4.471% 5/10/43 (f)	5,675	5,615
Series 2003-C3 Class X2, 0.7514% 12/10/38 (b)(f)(h)	91,690	2,565
Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	53,665	1,594
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	4,000	3,969
Series 2003-C1 Class XP, 2.0978% 7/5/35 (b)(f)(h)	61,761	4,449
Series 2003-C2 Class XP, 1.0805% 1/5/36 (b)(f)(h)	107,999	4,133
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(h)	227,280	8,239
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,524
Series 2004-C1 Class X2, 1.0214% 10/10/28 (b)(f)(h)	197,841	5,705
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	2,895	3,081
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	4,870	5,308
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	1,997	2,092
Class B, 7.3% 8/3/15 (b)	1,980	2,158
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(f)(h)	38,293	1,471
Series 2003-CB7 Class X2, 0.8035% 1/12/38 (b)(f)(h)	18,057	549
Series 2003-LN1 Class X2, 0.8783% 10/15/37 (b)(f)(h)	129,856	3,344
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
J.P. Morgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-C1 Class X2, 1.2511% 1/15/38 (b)(f)(h)	$ 19,930	$ 809
Series 2004-CB8 Class X2, 1.1626% 1/12/39 (b)(f)(h)	24,962	1,145
LB Commercial Conduit Mortgage Trust sequential pay Series 1998-C4 Class A1B, 6.21% 10/15/35	10,280	10,743
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,227
Series 2002-C4 Class XCP, 1.6943% 10/15/35 (b)(f)(h)	80,128	3,689
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	80,223	2,400
Series 2003-C1 Class XCP, 1.5605% 12/15/36 (b)(f)(h)	33,659	1,470
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	54,363	2,413
Series 2004-C6 Class XCP, 0.929% 8/15/36 (b)(f)(h)	65,135	1,881
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (b)(f)	3,775	3,777
Class J, 5.43% 12/16/14 (b)(f)	5,585	5,576
Class K1, 5.93% 12/16/14 (b)(f)	2,850	2,845
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.8262% 7/12/34 (b)(f)(h)	26,242	1,300
Series 2005-MCP1 Class XP, 0.597% 5/12/43 (f)(h)	60,020	2,027
Series 2005-MKB2 Class XP, 0.4708% 9/12/42 (f)(h)	29,725	454
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	2,996	3,102
Series 1997-RR:
Class B, 7.2792% 4/30/39 (b)(f)	2,399	2,408
Class C, 7.4092% 4/30/39 (b)(f)	7,335	7,526
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(f)	9,251	9,341
Series 2003-IQ5 Class X2, 1.2299% 4/15/38 (b)(f)(h)	46,980	1,706
Series 2003-IQ6 Class X2, 0.7567% 12/15/41 (b)(f)(h)	77,110	2,118
Series 2005-HQ5 Class X2, 0.5433% 1/14/42 (f)(h)	67,520	1,108
Series 2005-IQ9 Class X2, 1.2036% 7/15/56 (b)(f)(h)	58,525	2,977
Series 2005-TOP17 Class X2, 0.8078% 12/13/41 (f)(h)	45,120	1,489
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 4.24% 8/5/14 (b)(f)	$ 6,738	$ 6,771
Series 2003-HQ2 Class X2, 1.3992% 3/12/35 (b)(f)(h)	65,647	3,818
Series 2003-TOP9 Class X2, 1.6728% 11/13/36 (b)(f)(h)	47,957	2,756
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	1,417	1,435
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	2,844	2,931
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 4.1881% 2/15/13 (b)(f)	6,000	5,884
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(f)	7,294	7,294
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	3,950	4,064
Class E3, 7.253% 3/15/13 (b)	8,210	8,523
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (b)(f)	3,500	3,501
Class E, 3.8881% 3/15/14 (b)(f)	2,190	2,193
Class F, 3.9381% 3/15/14 (b)(f)	1,750	1,752
Class G, 4% 3/15/14 (b)(f)	875	876
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (b)(f)	1,425	1,425
Class KHP2, 3.9381% 1/15/18 (b)(f)	1,425	1,425
Class KHP3, 4.2381% 1/15/18 (b)(f)	1,680	1,680
Class KHP4, 4.3381% 1/15/18 (b)(f)	1,305	1,305
Class KHP5, 4.5381% 1/15/18 (b)(f)	1,515	1,515
Series 2003-C8 Class XP, 0.8188% 11/15/35 (b)(f)(h)	57,647	1,177
Series 2003-C9 Class XP, 0.8514% 12/15/35 (b)(f)(h)	38,746	882
Series 2004-WHL3X Class 1A, 1.255% 3/15/14 (b)(f)(h)	191,048	826
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $492,004)		487,041
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Chilean Republic 5.625% 7/23/07	$ 4,225	$ 4,316
United Mexican States 4.625% 10/8/08	15,370	15,285
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,601
Fixed-Income Funds - 9.3%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $460,998)	4,625,302	460,125
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $127,042)	$ 127,077	127,042
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $5,165,155)		5,136,212
NET OTHER ASSETS - (3.6)%		(176,594)
NET ASSETS - 100%		$ 4,959,618
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
598 Eurodollar 90 Day Index Contracts	Sept. 2005	$ 592,057	$ (941)
598 Eurodollar 90 Day Index Contracts	Dec. 2005	591,624	(992)
598 Eurodollar 90 Day Index Contracts	March 2006	591,467	(827)
571 Eurodollar 90 Day Index Contracts	June 2006	564,676	(493)
472 Eurodollar 90 Day Index Contracts	Sept. 2006	466,731	(503)
215 Eurodollar 90 Day Index Contracts	Dec. 2006	212,581	(192)
132 Eurodollar 90 Day Index Contracts	March 2007	130,513	(191)
55 Eurodollar 90 Day Index Contracts	June 2007	54,378	(66)
TOTAL EURODOLLAR CONTRACTS			(4,205)
Sold
Eurodollar Contracts
182 Eurodollar 90 Day Index Contracts	Sept. 2007	179,932	108
329 Eurodollar 90 Day Index Contracts	Dec. 2007	325,233	129
363 Eurodollar 90 Day Index Contracts	March 2008	358,835	57
279 Eurodollar 90 Day Index Contracts	June 2008	275,785	(4)
207 Eurodollar 90 Day Index Contracts	Sept. 2008	204,601	(41)
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,177	(52)
101 Eurodollar 90 Day Index Contracts	March 2009	99,816	(46)
TOTAL EURODOLLAR CONTRACTS			151
			$ (4,054)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 12,000	$ 9
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	12,000	9
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 6,200	$ 24
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	9
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	4,500	22
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	27
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	7,900	68
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	7,900	71
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	7,400	60
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,900	42
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued

Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11

	June 2010	$ 5,000	$ 36
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	17,500	314
TOTAL CREDIT DEFAULT SWAP		91,250	691
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Sept. 2005	40,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	15,105	16
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	15,900	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	59,950	(963)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	40,000	(607)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 31,810	$ (510)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America	Sept. 2005	28,000	(342)
TOTAL TOTAL RETURN SWAP		230,765	(2,406)
		$ 322,015	$ (1,715)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $562,348,000 or 11.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,902,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,157,935,000. Net unrealized depreciation aggregated $21,723,000, of which $19,181,000 related to appreciated investment securities and $40,904,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of Fidelity Short-Term Bond Fund.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Government Income
Fund

July 31, 2005

1.804881.101

TMM-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 36.5%
Fannie Mae:
2.625% 11/15/06	$ 3,155,000	$ 3,095,355
3.25% 1/15/08	14,965,000	14,613,966
3.25% 2/15/09	21,730,000	20,951,392
3.625% 3/15/07	1,114,000	1,104,919
3.75% 5/17/07	4,435,000	4,398,531
4.625% 10/15/14	5,000,000	5,018,750
5% 4/15/15	10,000,000	10,330,020
5.5% 3/15/11	2,715,000	2,851,130
6% 5/15/08	4,000,000	4,178,808
6.25% 2/1/11	5,870,000	6,306,229
6.375% 6/15/09	16,490,000	17,653,386
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,457,784
Federal Home Loan Bank:
3.75% 9/28/06	10,690,000	10,626,501
3.8% 12/22/06	2,275,000	2,260,019
5.8% 9/2/08	15,350,000	15,987,547
Freddie Mac:
2.75% 8/15/06	2,045,000	2,017,104
2.875% 12/15/06	14,170,000	13,929,082
4.25% 7/15/09	5,100,000	5,076,484
4.5% 7/15/13	525,000	524,308
5.5% 9/15/11	470,000	496,292
5.875% 3/21/11	14,005,000	14,849,558
7% 3/15/10	12,762,000	14,151,437
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,189,147	1,218,186
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	1,204,801	1,220,801
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	5,083,337	5,183,479
Series 1994-B, 7.5% 1/26/06	20,971	21,222
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	34,551,840
5.89% 8/15/05	11,100,000	11,102,331
6.6% 2/15/08	21,650,871	22,056,089
6.8% 2/15/12	7,000,000	7,640,178
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	$ 956,522	$ 1,010,642
6.77% 11/15/13	2,157,691	2,335,701
6.99% 5/21/16	4,393,200	4,903,910
Private Export Funding Corp.:
secured:
5.34% 3/15/06	8,660,000	8,730,951
5.66% 9/15/11 (a)	4,230,000	4,473,572
5.685% 5/15/12	3,375,000	3,604,443
7.17% 5/15/07	4,400,000	4,622,930
3.375% 2/15/09	680,000	659,457
4.55% 5/15/15	2,975,000	2,966,929
4.974% 8/15/13	3,150,000	3,244,840
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	8,667,881	8,813,664
Series 2003 P10B, 5.136% 8/10/13	4,509,747	4,631,851
Series 2004-20H Class 1, 5.17% 8/1/24	775,520	791,273
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,167,207
5.96% 8/1/09	6,650,000	6,887,418
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	126,875	130,713
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		318,848,229
U.S. Treasury Inflation Protected Obligations - 8.5%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	38,547,178	49,771,341
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	25,654,750	24,646,275
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		74,417,616
U.S. Treasury Obligations - 26.0%
U.S. Treasury Bonds:
6.125% 8/15/29	30,000,000	36,965,640
11.25% 2/15/15	17,440,000	26,837,840
U.S. Treasury Notes:
2.75% 7/31/06	60,000,000	59,329,676
3.375% 9/15/09	41,665,000	40,470,381
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 6/30/07	$ 18,000,000	$ 17,869,914
3.75% 5/15/08	30,172,000	29,926,853
4.25% 8/15/13	3,117,000	3,120,896
4.75% 5/15/14	12,000,000	12,419,064
TOTAL U.S. TREASURY OBLIGATIONS		226,940,264
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $615,305,920)		620,206,109
U.S. Government Agency - Mortgage Securities - 19.6%

Fannie Mae - 17.7%
3.463% 4/1/34 (c)	332,546	331,281
3.734% 1/1/35 (c)	220,555	218,313
3.753% 10/1/33 (c)	134,197	132,242
3.786% 12/1/34 (c)	180,269	178,279
3.793% 6/1/34 (c)	606,400	592,224
3.801% 12/1/34 (c)	42,240	41,846
3.828% 1/1/35 (c)	151,026	149,713
3.838% 1/1/35 (c)	411,545	409,892
3.867% 1/1/35 (c)	248,045	246,670
3.88% 6/1/33 (c)	621,169	615,388
3.913% 12/1/34 (c)	134,138	133,090
3.937% 10/1/34 (c)	180,103	178,764
3.937% 12/1/34 (c)	255,585	254,302
3.967% 11/1/34 (c)	294,155	291,698
3.97% 5/1/33 (c)	46,721	46,442
3.975% 1/1/35 (c)	192,518	190,663
3.981% 12/1/34 (c)	174,679	172,851
4% 8/1/20 (b)	8,812,244	8,498,308
4.008% 12/1/34 (c)	966,362	964,402
4.011% 1/1/35 (c)	108,149	107,065
4.014% 12/1/34 (c)	150,736	149,140
4.023% 2/1/35 (c)	143,576	142,338
4.03% 1/1/35 (c)	259,562	257,350
4.03% 1/1/35 (c)	71,969	71,622
4.032% 12/1/34 (c)	87,680	87,502
4.045% 5/1/34 (c)	50,725	50,692
4.049% 2/1/35 (c)	135,115	134,096
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.053% 10/1/18 (c)	$ 139,368	$ 137,990
4.054% 1/1/35 (c)	134,850	133,586
4.079% 4/1/33 (c)	45,847	45,779
4.098% 1/1/35 (c)	272,822	273,847
4.104% 2/1/35 (c)	93,250	92,794
4.11% 2/1/35 (c)	92,977	92,650
4.117% 2/1/35 (c)	252,555	251,568
4.118% 1/1/35 (c)	273,985	272,767
4.121% 2/1/35 (c)	503,531	501,196
4.124% 1/1/35 (c)	286,693	288,005
4.137% 1/1/35 (c)	472,071	470,203
4.138% 2/1/35 (c)	316,021	317,196
4.144% 1/1/35 (c)	377,637	379,404
4.15% 11/1/34 (c)	230,023	228,770
4.154% 2/1/35 (c)	257,018	256,267
4.178% 1/1/35 (c)	524,979	529,980
4.183% 1/1/35 (c)	225,211	224,995
4.189% 11/1/34 (c)	69,670	69,546
4.197% 1/1/35 (c)	277,347	275,532
4.232% 3/1/34 (c)	131,245	130,803
4.25% 2/1/35 (c)	144,214	143,398
4.258% 10/1/34 (c)	363,968	366,115
4.293% 3/1/35 (c)	139,749	139,731
4.297% 7/1/34 (c)	133,468	133,798
4.302% 1/1/35 (c)	189,957	188,786
4.306% 8/1/33 (c)	308,023	306,800
4.315% 3/1/33 (c)	77,939	77,772
4.323% 5/1/35 (c)	211,245	210,951
4.332% 12/1/34 (c)	93,124	93,214
4.335% 2/1/35 (c)	91,251	91,017
4.349% 1/1/35 (c)	137,483	136,259
4.351% 1/1/35 (c)	141,002	140,491
4.367% 2/1/34 (c)	357,058	356,140
4.372% 4/1/35 (c)	94,563	94,400
4.401% 2/1/35 (c)	215,170	213,623
4.409% 5/1/35 (c)	426,408	426,604
4.433% 11/1/34 (c)	2,375,523	2,374,647
4.451% 6/1/33 (c)	107,978	106,784
4.455% 3/1/35 (c)	196,601	194,889
4.467% 10/1/34 (c)	821,056	821,390
4.479% 4/1/34 (c)	244,476	244,831
4.489% 8/1/34 (c)	470,751	470,530
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 8/1/20 (b)	$ 24,000,000	$ 23,602,500
4.5% 3/1/35 (c)	436,924	435,426
4.508% 1/1/35 (c)	239,551	240,949
4.529% 3/1/35 (c)	390,353	388,767
4.538% 8/1/34 (c)	318,875	320,658
4.554% 7/1/35 (c)	525,000	525,246
4.564% 2/1/35 (c)	994,722	995,888
4.57% 2/1/35 (c)	168,990	169,507
4.619% 2/1/35 (c)	437,768	436,178
4.645% 2/1/35 (c)	106,838	107,436
4.649% 11/1/34 (c)	512,068	513,196
4.687% 11/1/34 (c)	499,497	500,148
4.74% 7/1/34 (c)	437,593	434,694
4.741% 3/1/35 (c)	236,795	236,795
4.823% 12/1/34 (c)	415,694	417,157
4.847% 12/1/34 (c)	158,268	158,738
5% 6/1/35 to 8/1/35	25,002,500	24,630,945
5% 8/1/35 (b)	13,849,837	13,637,761
5.123% 2/1/35 (c)	1,299,121	1,296,840
5.137% 5/1/35 (c)	93,312	93,440
5.204% 6/1/35 (c)	743,048	752,775
5.366% 12/1/32 (c)	229,992	232,580
5.5% 9/1/13 to 2/1/34	28,850,902	29,261,596
5.5% 8/11/35 (b)	8,750,000	8,799,219
5.817% 5/1/35 (c)	1,016,704	1,027,514
6% 9/1/17 to 9/1/32	11,380,779	11,703,107
6.5% 1/1/24 to 3/1/35	4,334,963	4,487,993
6.5% 8/1/35 (b)	5,052	5,230
7% 11/1/06 to 5/1/30	1,824,466	1,926,833
7.5% 2/1/28 to 7/1/28	10,266	10,965
8.5% 7/1/31	284,216	309,378
9.5% 11/1/06 to 11/15/09	144,661	154,120
11% 8/1/10	35,034	38,122
11.25% 5/1/14	17,855	19,728
11.5% 6/15/19	83,290	92,113
12.5% 3/1/16	6,153	6,855
		154,921,618
Freddie Mac - 1.8%
4.106% 12/1/34 (c)	175,037	173,975
4.13% 12/1/34 (c)	240,019	238,920
4.223% 1/1/35 (c)	745,573	742,886
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.3% 5/1/35 (c)	$ 361,998	$ 360,146
4.311% 12/1/34 (c)	189,315	188,172
4.312% 3/1/35 (c)	203,565	202,920
4.368% 3/1/35 (c)	295,398	292,074
4.4% 2/1/35 (c)	418,242	413,667
4.404% 2/1/35 (c)	447,412	446,223
4.446% 3/1/35 (c)	196,327	194,072
4.449% 2/1/34 (c)	234,327	233,342
4.49% 3/1/35 (c)	558,785	553,896
4.497% 6/1/35 (c)	294,722	294,507
4.498% 3/1/35 (c)	1,410,000	1,400,747
4.504% 3/1/35 (c)	220,598	218,426
4.565% 2/1/35 (c)	307,454	307,863
5% 8/1/35 (b)	2,654,331	2,612,857
5.036% 4/1/35 (c)	1,229,714	1,237,195
5.223% 8/1/33 (c)	100,932	103,115
6% 2/1/29 to 5/1/33	2,906,130	2,974,263
7.5% 6/1/07 to 7/1/16	952,602	1,006,469
8.5% 7/1/22 to 9/1/29	307,456	335,262
9% 8/1/08 to 4/1/20	116,214	124,757
9.5% 6/1/09 to 8/1/21	636,172	689,627
10% 7/1/09 to 8/1/21	108,614	117,300
12% 8/1/13 to 3/1/15	4,790	5,290
12.25% 4/1/11 to 9/1/13	15,551	16,892
12.5% 2/1/14 to 6/1/19	63,514	70,168
13% 8/1/10 to 6/1/15	23,069	25,747
		15,580,778
Government National Mortgage Association - 0.1%
6.5% 3/15/28 to 6/20/32	261,335	272,982
7.5% 8/15/06 to 6/15/07	181,380	186,288
8% 12/15/23	464,600	500,459
10.5% 4/15/14 to 1/15/18	93,840	105,144
13.5% 7/15/11	10,707	12,080
		1,076,953
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $172,458,195)		171,579,349
Collateralized Mortgage Obligations - 6.8%
	Principal Amount	Value
U.S. Government Agency - 6.8%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 126,269	$ 128,373
Series 1993-160 Class PK, 6.5% 11/25/22	1,476,104	1,476,581
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,632,135
Series 1994-27 Class PJ, 6.5% 6/25/23	1,601,452	1,617,940
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	720,564
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	2,432,811	2,458,369
Series 2002-25 Class PD, 6.5% 3/25/31	8,485,997	8,620,917
Series 2003-32 Class PB, 3% 6/25/16	678,921	675,259
Series 2002-50 Class LE, 7% 12/25/29	204,134	207,009
Freddie Mac:
planned amortization class Series 2351 Class PX, 6.5% 7/15/30	670,423	673,873
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	550,569	564,559
Series 2516 Class AH, 5% 1/15/16	304,545	306,302
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	571,822	571,114
Series 1727 Class H, 6.5% 8/15/23	3,572,554	3,607,544
Series 2690 Class TB, 4.5% 12/15/17	1,899,894	1,899,570
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,952,390
Series 2780 Class OC, 4.5% 3/15/17	960,000	950,783
Series 2802 Class OB, 6% 5/15/34	1,335,000	1,399,850
Series 2828 Class JA, 4.5% 1/15/10	1,745,000	1,748,385
Series 2831 Class PB, 5% 7/15/19	985,000	987,149
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,245,290
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	6,720,123	6,779,917
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,203,606
Series 2406:
Class FP, 4.3681% 1/15/32 (c)	1,370,000	1,401,058
Class PF, 4.3681% 12/15/31 (c)	1,085,000	1,113,438
Series 2410 Class PF, 4.3681% 2/15/32 (c)	2,485,000	2,541,740
Series 2769 Class BU, 5% 3/15/34	1,302,851	1,284,541
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29	$ 3,511,381	$ 3,577,976
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	144,831	144,943
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,723,737)		59,491,175
Cash Equivalents - 9.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $79,409,000)	$ 79,430,939	79,409,000
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $926,896,852)		930,685,633
NET OTHER ASSETS - (6.5)%		(56,733,211)
NET ASSETS - 100%		$ 873,952,422
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,473,572 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $927,104,487. Net unrealized appreciation aggregated $3,581,146, of which $11,591,719 related to appreciated investment securities and $8,010,573 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005